UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2781
                                   ----------

                              TEMPLETON FUNDS, INC.
                             ----------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                                               February 29, 2004






                                [GRAPHIC OMITTED]

     SEMIANNUAL REPORT AND SHAREHOLDER LETTER                       GLOBAL


                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                  TEMPLETON WORLD FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.

                                [GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                             FRANKLIN(R)TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN O TEMPLETON O MUTUAL SERIES

page

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE


                              Franklin   Templeton's   distinct    multi-manager
                              structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio  management  groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management  groups work  independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At  Franklin  Templeton  Investments,  we  seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

page


                               Contents

SHAREHOLDER LETTER .........................     1

SEMIANNUAL REPORT

Templeton World Fund .......................     3

Performance Summary ........................     6

Financial Highlights and
Statement of Investments ...................     8

Financial Statements .......................    18

Notes to Financial Statements ..............    21

Special Meeting of Shareholders ............    27

Proxy Voting Policies and Procedures .......    33

--------------------------------------------------------------------------------


Semiannual Report

Templeton World Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.


We are pleased to bring you Templeton World Fund's semiannual report for the period ended February 29, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Templeton World Fund - Class A posted a 20.18% cumulative total return, as shown in the Performance Summary beginning on page
6. The Fund outperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which posted an 18.97% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended February 29, 2004, Templeton World Fund - Class A delivered a 155.07% cumulative total return, as shown in the Performance Summary, compared with the MSCI World Index's 103.96% cumulative total return for the same period. 1

Consistent with our investment strategy, we sought value stocks even if this resulted in a portfolio markedly different from our benchmark index. At period-end, the U.S., the U.K. and Japan represented nearly 75% of the MSCI World Index. However, based on our research and stockpicking, the Fund held only 41.5% of its total net assets in these countries.

ECONOMIC AND MARKET OVERVIEW

The global economy continued to improve during the six-month period ended February 29, 2004. This was the main contributor to strong total returns for most local stock market indexes. The MSCI World Index returned 18.97% and the MSCI Europe Australasia Far East (EAFE) Index returned 25.30% for the period under review. 2


1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.

[BEGIN SIDEBAR]
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

                                [CHART OMITTED]

Europe                                                   35.2%
Asia                                                     26.9%
North America                                            23.7%
Australia & New Zealand                                   3.2%
Latin America                                             1.4%
Middle East & Africa                                      0.8%
Short-Term Investments & Other Net Assets                 8.8%
[END SIDEBAR]

                                                           Semiannual Report | 3
page

[BEGIN SIDEBAR]
TOP 10 COUNTRIES
Based on Equity Securities
2/29/04

---------------------------------------------------------
                                              % OF TOTAL
                                              NET ASSETS
---------------------------------------------------------
  U.S.                                             21.2%
---------------------------------------------------------
  U.K.                                             11.6%
---------------------------------------------------------
  Japan                                             8.7%
---------------------------------------------------------
  Hong Kong                                         8.1%
---------------------------------------------------------
  South Korea                                       6.0%
---------------------------------------------------------
  Germany                                           5.3%
---------------------------------------------------------
  France                                            4.9%
---------------------------------------------------------
  Netherlands                                       4.6%
---------------------------------------------------------
  Switzerland                                       3.5%
---------------------------------------------------------
  Bermuda                                           2.3%
---------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
2/29/04

---------------------------------------------------------
                                              % OF TOTAL
                                              NET ASSETS
---------------------------------------------------------
  Pharmaceuticals                                   8.5%
---------------------------------------------------------
  Insurance                                         7.8%
---------------------------------------------------------
  Oil & Gas                                         6.0%
---------------------------------------------------------
  Real Estate                                       5.6%
---------------------------------------------------------
  Commercial Banks                                  5.6%
---------------------------------------------------------
  Capital Markets                                   4.4%
---------------------------------------------------------
  Software                                          4.1%
---------------------------------------------------------
  Chemicals                                         3.3%
---------------------------------------------------------
  Semiconductors & Semiconductor
  Equipment                                         3.2%
---------------------------------------------------------
  Diversified Telecommunication Services            3.1%
---------------------------------------------------------
[END SIDEBAR]


Economic growth was partially reflected in a synchronized global recovery in corporate profitability. As of the end of 2003, corporate profits in the U.S. and the U.K. reached new highs, up 82% and 29% from their recession lows in 2001. 3 Corporate profits in Japan and Canada were still below their recent highs; however, they increased 32% and 47% from their respective recession low points in 2001. 3

A theme that was still unfolding in the global economy was China's role as a main driver in the current recovery. In 2003, 80% of the world's export growth resulted from greater demand in China. While Japan's exports to China grew 27% compared with the previous year, U.S. exports grew 54%. 3 As China continued to industrialize and build its infrastructure (roads, bridges and energy generation), global demand for commodities intensified, leading to higher prices of those commodities. In 2003, prices for aluminum contracts rose 19% over the previous year, silver 24%, zinc 33%, and copper 50%. 4

Historically, surges in commodity prices have generally coincided with labor shortages and wage inflation, leading to overall inflation and monetary tightening. However, the current abundant labor supply in the U.S., China and India, and China's ability to provide low-cost products to many large economies, have resulted in less inflationary pressure.

In the currency market, the U.S. dollar appreciated versus the euro in the first two months of 2004. This was a reversal of the trend toward a lower dollar over the past several months. In 2003, the dollar declined 17% in value versus the euro. 5 In the short term, a lower dollar boosts total returns generated in currencies that have appreciated versus the dollar; however, it makes U.S. operations of foreign-based companies appear less profitable and eventually increases the cost of U.S. imports.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


3. Source: ISI Group.
4. Sources: Reuters, Commodity Research Bureau Index; London Metal Exchange.
5. Source: European Central Bank.

4 | Semiannual Report
page

MANAGER'S DISCUSSION

Merger and acquisition activity benefited Templeton World Fund during the period as strategic buyers expressed interest in two of the Fund's largest holdings. AT&T Wireless Services recently concluded a bidding process between several strategic corporate buyers, with Cingular Wireless winning the support of AT&T's board, and seeking approval from U.S. regulators to complete the transaction. In Europe, Aventis stock performed well based on news that Sanofi-Synthelabo, a French competitor, sought to purchase Aventis despite management's opposition.

By country, the U.S., the U.K., France, Japan and Germany were the top five contributors to the Fund's positive return. By sector, financials, health care and information technology were the largest contributors to Fund performance. Our financial holdings differed from our benchmark because we emphasized the property and casualty (P&C) insurance industry, whereas the MSCI World Index was more heavily represented by banks. We favored P&C insurance companies because we found more compelling valuation and pricing power in the industry.

Two holdings that detracted from Fund performance, Tenet Healthcare and Electronic Data Systems, were relatively new U.S. purchases. These stocks had little near-term catalysts, but they possessed characteristics typical of out-of-favor, undervalued stocks -- few buy ratings from Wall Street analysts, a string of negative news announcements, and low valuations. However, both companies have been profitable and have divisions for sale whose proceeds could eliminate some financial stress. Moreover, each company has a new management team, which took steps to re-energize the companies' core competencies and rid the companies of non-core assets.

Thank you for your continued participation in Templeton World Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]
JEFFREY A. EVERETT

/S/ JEFFREY A. EVERETT

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

[BEGIN SIDEBAR]
TOP 10 EQUITY HOLDINGS
2/29/04

-----------------------------------------------------
  COMPANY                                 % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                NET ASSETS
-----------------------------------------------------
  Cheung Kong Holdings Ltd.                     3.7%
   REAL ESTATE, HONG KONG
-----------------------------------------------------
  Aventis SA, ord. & Frankfurt Listed           2.3%
   PHARMACEUTICALS, FRANCE
-----------------------------------------------------
  Samsung Electronics Co. Ltd., ord. & pfd.     2.2%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
-----------------------------------------------------
  Hutchison Whampoa Ltd.                        2.0%
   INDUSTRIAL CONGLOMERATES, HONG KONG
-----------------------------------------------------
  Nippon Telegraph & Telephone Corp.            1.8%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, JAPAN
-----------------------------------------------------
  Kookmin Bank                                  1.6%
   COMMERCIAL BANKS, SOUTH KOREA
-----------------------------------------------------
  Dow Chemical Co.                              1.6%
   CHEMICALS, U.S.
-----------------------------------------------------
  AmerisourceBergen Corp.                       1.6%
   HEALTH CARE PROVIDERS & SERVICES, U.S.
-----------------------------------------------------
  Nomura Holdings Inc.                          1.5%
   CAPITAL MARKETS, JAPAN
-----------------------------------------------------
  Hitachi Ltd.                                  1.5%
   ELECTRONIC EQUIPMENT & INSTRUMENTS,
   JAPAN
-----------------------------------------------------
[END SIDEBAR]

                                                           Semiannual Report | 5
page

Performance Summary as of 2/29/04


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                       CHANGE     2/29/04     8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                         +$2.71      $17.83      $15.12
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2975
--------------------------------------------------------------------------------
  CLASS B                                       CHANGE     2/29/04     8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                         +$2.71      $17.63      $14.92
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.2003
--------------------------------------------------------------------------------
  CLASS C                                       CHANGE     2/29/04     8/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)*                        +$2.69      $17.46      $14.77
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1924

*NAV DOES NOT AGREE TO NAV DISCLOSED IN THE ACCOMPANYING FINANCIAL STATEMENTS DUE TO FINANCIAL STATEMENT ADJUSTING ENTRIES POSTED AS OF PERIOD-END.


6 | Past performance does not guarantee future results. | Semiannual Report page

Performance Summary (CONTINUED)

PERFORMANCE

----------------------------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             20.18%           50.30%          44.44%           155.07%
----------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         13.29%           41.63%           6.37%             9.17%
----------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $11,329          $14,163         $13,615           $24,041
----------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                     43.48%           4.64%             9.43%
----------------------------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH           1-YEAR          5-YEAR      INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             19.71%           49.21%          38.99%            34.72%
----------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         15.71%           45.21%           6.50%             5.79%
----------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $11,571          $14,521         $13,699           $13,372
----------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                     47.09%           4.74%             5.38%
----------------------------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR      INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             19.71%           49.21%          39.05%           125.13%
----------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         18.71%           48.21%           6.82%             9.62%
----------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $11,871          $14,821         $13,905           $22,513
----------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                     50.07%           5.09%             9.34%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.


FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


     Semiannual Report | Past performance does not guarantee future results. | 7 page

Templeton World Fund

FINANCIAL HIGHLIGHTS

                                            -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             FEBRUARY 29, 2004                      YEAR ENDED AUGUST 31,
CLASS A                                        (UNAUDITED)         2003         2002          2001          2000         1999
                                            -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .....         $15.12        $13.64       $14.70        $18.87        $18.14       $15.45
                                            -----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................           .02           .18          .17 d         .29           .27          .33

 Net realized and unrealized
 gains (losses) ..........................           2.99          1.46         (.96) d      (3.04)         1.93         4.10
                                            -----------------------------------------------------------------------------------

Total from investment operations .........           3.01          1.64         (.79)        (2.75)         2.20         4.43
                                            -----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ...................           (.30)         (.16)        (.27)         (.27)         (.38)        (.36)

 Net realized gains ......................             --            --           --         (1.15)        (1.09)       (1.38)
                                            -----------------------------------------------------------------------------------

Total distributions ......................           (.30)         (.16)        (.27)        (1.42)        (1.47)       (1.74)
                                            -----------------------------------------------------------------------------------

Redemption fees ..........................             -- c          -- c         --            --            --           --
                                            -----------------------------------------------------------------------------------

Net asset value, end of period ...........         $17.83        $15.12       $13.64        $14.70        $18.87       $18.14
                                            -----------------------------------------------------------------------------------

Total return b ...........................         20.18%        12.27%      (5.43)%      (15.18)%        13.59%       31.42%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........     $7,549,235    $6,419,826   $6,161,235    $7,102,237    $9,515,467   $9,115,995

Ratios to average net assets:

 Expenses ................................          1.12% e       1.11%        1.08%         1.09%         1.07%        1.04%

 Net investment income ...................           .19% e       1.40%        1.15% d       1.79%         1.52%        1.99%

Portfolio turnover rate ..................         19.17%        43.91%       44.56%        24.91%        46.92%       35.81%

aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ..............................  $(0.01)
  Net realized and unrealized (gains/losses) per share .........    0.01
  Ratio of net investment income to average net assets .........   (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eAnnualized.


8 | Semiannual Report
page

Templeton World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004                      YEAR ENDED AUGUST 31,
CLASS B                                            (UNAUDITED)         2003         2002          2001          2000         1999
                                                -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........        $14.92        $13.46       $14.51        $18.66        $18.05       $15.93
                                                -----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................         (.05)          .09          .06 d         .17           .15          .15

 Net realized and unrealized gains (losses) ...          2.96          1.44         (.95) d      (3.01)         1.90         1.97
                                                -----------------------------------------------------------------------------------

Total from investment operations ..............          2.91          1.53         (.89)        (2.84)         2.05         2.12
                                                -----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................          (.20)         (.07)        (.16)         (.16)         (.35)          --

 Net realized gains ...........................            --            --           --         (1.15)        (1.09)          --
                                                -----------------------------------------------------------------------------------

Total distributions ...........................          (.20)         (.07)        (.16)        (1.31)        (1.44)          --
                                                -----------------------------------------------------------------------------------
Redemption fees ...............................            -- c          -- c         --            --            --           --
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ................        $17.63        $14.92       $13.46        $14.51        $18.66       $18.05
                                                -----------------------------------------------------------------------------------

Total return b ................................        19.71%        11.46%      (6.12)%      (15.82)%        12.76%       13.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............       $49,235       $37,166      $29,311       $25,743       $23,816       $9,261

Ratios to average net assets:

 Expenses .....................................         1.87% f       1.86%        1.83%         1.83%         1.82%        1.85% f

 Net investment income (loss) .................        (.56)% f        .65%         .40% d       1.08%          .83%        1.27% f

Portfolio turnover rate .......................        19.17%        43.91%       44.56%        24.91%        46.92%       35.81%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ............................... $(0.01)
  Net realized and unrealized (gains/losses) per share ..........   0.01
  Ratio of net investment income to average net assets ..........  (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eFor the period January 1, 1999 (effective date) to August 31, 1999.
fAnnualized.




                                                          Semiannual Report  | 9

page

Templeton World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004                      YEAR ENDED AUGUST 31,
CLASS C                                            (UNAUDITED)         2003         2002          2001          2000         1999
                                                -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........         $14.77        $13.31       $14.34        $18.43        $17.71       $15.16
                                                -----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .....................           (.05)          .09          .06 d         .17           .14          .20

 Net realized and unrealized gains (losses) ..           2.94          1.43         (.94)d       (2.98)         1.89         4.02
                                                -----------------------------------------------------------------------------------

Total from investment operations .............           2.89          1.52         (.88)        (2.81)         2.03         4.22
                                                -----------------------------------------------------------------------------------

Less distributions from:

 Net investment income .......................           (.19)         (.06)        (.15)         (.13)         (.22)        (.29)

 Net realized gains ..........................             --            --           --         (1.15)        (1.09)       (1.38)
                                                -----------------------------------------------------------------------------------
Total distributions ..........................           (.19)         (.06)        (.15)        (1.28)        (1.31)       (1.67)
                                                -----------------------------------------------------------------------------------

Redemption fees ..............................             -- c          -- c         --            --            --           --
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ...............         $17.47        $14.77       $13.31        $14.34        $18.43       $17.71
                                                -----------------------------------------------------------------------------------

Total return b ...............................         19.71%        11.46%      (6.15)%      (15.83)%        12.77%       30.39%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............       $320,901      $270,417     $264,751      $313,538      $423,614     $417,439

Ratios to average net assets:

 Expenses ....................................          1.87% e       1.86%        1.83%         1.83%         1.82%       1.81%

 Net investment income (loss) ................         (.56)% e        .65%         .40% d       1.04%          .78%        1.22%

Portfolio turnover rate ......................         19.17%        43.91%       44.56%        24.91%        46.92%       35.81%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ..............................  $(0.01)
  Net realized and unrealized (gains/losses) per share .........    0.01
  Ratio of net investment income to average net assets .........   (0.08)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
eAnnualized.




10 |  See notes to financial statements.  |  Semiannual Report

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 88.3%
   ARGENTINA .2%
a  Inversiones y Representacion SA ...........              Real Estate                          2        $              2
a  Inversiones y Representacion SA, GDR ......              Real Estate                  1,571,219              15,350,807
                                                                                                          -----------------

                                                                                                                15,350,809
                                                                                                          -----------------

   AUSTRALIA 2.1%
   BHP Billiton Ltd. .........................            Metals & Mining                8,244,969              77,990,973
   Brambles Industries Ltd. ..................    Commercial Services & Supplies           740,295               3,032,943
   John Fairfax Holdings Ltd. ................                 Media                     2,344,901               6,133,227
   Lend Lease Corp. Ltd. .....................              Real Estate                  3,929,035              30,011,378
   Qantas Airways Ltd. .......................               Airlines                   14,986,041              42,896,876
   Qantas Airways Ltd., 144A .................               Airlines                    1,388,612               3,974,840
                                                                                                          -----------------
                                                                                                               164,040,237
                                                                                                          -----------------

   BERMUDA 2.3%
   Ace Ltd. ..................................               Insurance                   2,219,900              99,806,704
   XL Capital Ltd., A ........................               Insurance                   1,044,952              80,106,020
                                                                                                          -----------------
                                                                                                               179,912,724
                                                                                                          -----------------

   CANADA .1%
   Toronto Dominion Bank .....................           Commercial Banks                  172,800               5,825,229
                                                                                                          -----------------

   CHINA .9%
   Guangdong Electric Power Development
    Co Ltd., B ...............................          Electric Utilities              16,090,315              13,725,816
   PetroChina Co. Ltd., H ....................               Oil & Gas                 110,289,000              59,155,376
                                                                                                          -----------------
                                                                                                                72,881,192
                                                                                                          -----------------

   FINLAND 2.2%
   Sampo-Leonia OYJ, 144A ....................               Insurance                   1,183,968              13,283,838
   Sampo-Leonia OYJ, A .......................               Insurance                   7,341,143              82,365,868
   Stora Enso OYJ, R (EUR/FIM Traded) ........        Paper & Forest Products            5,913,360              78,543,069
                                                                                                          -----------------
                                                                                                               174,192,775
                                                                                                          -----------------

   FRANCE 4.9%
   Aventis SA ................................            Pharmaceuticals                1,965,040             150,400,040
   Aventis SA (Frankfurt Listed) .............            Pharmaceuticals                  463,578              35,423,688
   Galeries Lafayette SA .....................           Multiline Retail                   36,944               6,036,226
   Societe BIC SA ............................    Commercial Services & Supplies           621,001              26,843,712
   Suez SA ...................................  Multi-Utilities & Unregulated Power      2,908,340              64,575,172
   Unibail Holding ...........................              Real Estate                    381,588              38,285,391
   Valeo SA ..................................            Auto Components                1,415,710              65,171,596
                                                                                                          -----------------
                                                                                                               386,735,825
                                                                                                          -----------------

   GERMANY 4.8%
   Adidas-Salomon AG .........................    Textiles Apparel & Luxury Goods          682,460              76,994,357
   Bayer AG, Br. .............................               Chemicals                   1,973,500              55,907,210
   Deutsche Post AG ..........................        Air Freight & Logistics            3,158,400              75,346,694
   E.ON AG ...................................          Electric Utilities               1,025,000              69,218,034
   Muenchener Rueckversicherungs-
    Gesellschaft .............................               Insurance                     307,483              35,912,431


                                                          Semiannual Report | 11

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   Muenchener Rueckversicherungs-
    Gesellschaft, 144A .......................               Insurance                      87,852        $     10,260,661
   Volkswagen AG .............................              Automobiles                    999,200              47,301,318
a  WCM Beteiligungs & Grundbesitz AG .........    Diversified Financial Services         4,258,868               7,090,793
                                                                                                          -----------------
                                                                                                               378,031,498
                                                                                                          -----------------

   HONG KONG 8.1%
   Cheung Kong Holdings Ltd. .................              Real Estate                 30,770,120             293,515,601
   China Mobile (Hong Kong) Ltd., ADR ........  Wireless Telecommunication Services        100,000               1,763,000
   China Mobile (Hong Kong) Ltd., fgn. .......  Wireless Telecommunication Services     19,616,800              69,431,302
   CNOOC Ltd. ................................               Oil & Gas                  14,479,716              29,298,551
   HSBC Holdings PLC .........................           Commercial Banks                1,374,102              22,596,152
   Hutchison Whampoa Ltd. ....................       Industrial Conglomerates           18,852,060             158,637,426
   New World Development Co. Ltd. ............              Real Estate                 20,236,031              21,837,864
   Shangri-La Asia Ltd. ......................     Hotels Restaurants & Leisure         12,464,938              11,690,108
   Swire Pacific Ltd., A .....................    Diversified Financial Services         4,326,500              30,292,754
                                                                                                          -----------------
                                                                                                               639,062,758
                                                                                                          -----------------

   INDIA 1.2%
   Gujarat Ambuja Cements Ltd., GDR ..........        Construction Materials               189,590               1,262,669
   Housing Development Finance
    Corp. Ltd. ...............................      Thrifts & Mortgage Finance           3,761,879              50,721,123
   ICICI Bank Ltd. ...........................           Commercial Banks                  664,000               3,989,725
   Satyam Computers Services Ltd. ............              IT Services                  5,864,530              40,138,355
                                                                                                          -----------------
                                                                                                                96,111,872
                                                                                                          -----------------

   ISRAEL .8%
a  Check Point Software Technologies Ltd. ....               Software                    2,901,220              66,786,084
                                                                                                          -----------------

   ITALY .6%
   Eni SpA ...................................               Oil & Gas                   2,541,076              49,790,351
                                                                                                          -----------------

   JAPAN 8.7%
   Hitachi Ltd. ..............................  Electronic Equipment & Instruments      18,019,000             117,586,921
   Nintendo Co. Ltd. .........................               Software                      816,200              78,437,672
   Nippon Telegraph & Telephone Corp. ........Diversified Telecommunication Services        30,120             139,490,390
   Nomura Holdings Inc. ......................            Capital Markets                7,407,000             117,619,852
   Ono Pharmaceutical Co. Ltd. ...............            Pharmaceuticals                1,765,500              76,753,844
   Sompo Japan Insurance Inc. ................               Insurance                   9,155,000              77,674,217
   Sony Corp. ................................          Household Durables               1,993,700              81,382,958
                                                                                                          -----------------
                                                                                                               688,945,854
                                                                                                          -----------------

   MEXICO .8%
   Cemex SA, ADR .............................        Construction Materials             2,197,401              63,395,019
                                                                                                          -----------------

   NETHERLANDS 4.6%
   Akzo Nobel NV .............................               Chemicals                   1,931,014              74,353,744
   Koninklijke Philips Electronics NV ........          Household Durables               2,522,305              76,625,321
   Reed Elsevier NV ..........................                 Media                     2,975,695              40,818,151


12 |  Semiannual Report

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS (CONT.)
   Rodamco Europe NV .....................        Diversified Financial Services         1,339,150        $     83,177,949
   Royal Dutch Petroleum Co.                                 Oil & Gas                   1,818,000              89,676,826
                                                                                                          -----------------
                                                                                                               364,651,991
                                                                                                          -----------------

   NEW ZEALAND .7%
   Telecom Corp. of New Zealand Ltd. .....    Diversified Telecommunication Services    13,517,078              53,093,905
                                                                                                          -----------------

   PHILIPPINES .1%
   Ayala Corp. ...........................        Diversified Financial Services        34,890,000               3,655,025
   Ayala Land Inc. .......................                  Real Estate                 81,688,000               7,977,344
                                                                                                          -----------------
                                                                                                                11,632,369
                                                                                                          -----------------

   SINGAPORE .8%
   DBS Group Holdings Ltd. ...............               Commercial Banks                7,780,657              67,190,870
                                                                                                          -----------------

   SOUTH KOREA 5.2%
   Hana Bank .............................               Commercial Banks                1,881,200              40,791,327
   Kookmin Bank ..........................               Commercial Banks                3,112,413             129,948,536
   Koram Bank ............................               Commercial Banks                  279,130               3,548,464
   KT Corp., ADR .........................    Diversified Telecommunication Services     1,690,800              32,159,016
   POSCO .................................                Metals & Mining                  289,517              42,590,511
   Samsung Electronics Co. Ltd. ..........   Semiconductors & Semiconductor Equipment      231,350             107,215,774
   Shinhan Financial Group Co. Ltd. ......               Commercial Banks                2,052,800              37,791,768
   SK Telecom Co. Ltd., ADR ..............      Wireless Telecommunication Services        814,200              20,363,142
                                                                                                          -----------------
                                                                                                               414,408,538
                                                                                                          -----------------

   SPAIN 1.8%
   Iberdrola SA, Br. .....................              Electric Utilities               3,342,845              68,947,761
   Repsol YPF SA .........................                   Oil & Gas                   3,460,790              70,950,431
                                                                                                          -----------------
                                                                                                               139,898,192
                                                                                                          -----------------

   SWEDEN .2%
   Securitas AB, B .......................        Commercial Services & Supplies         1,207,500              18,491,577
   Volvo AB, B ...........................                   Machinery                          26                     817
                                                                                                          -----------------
                                                                                                                18,492,394
                                                                                                          -----------------

   SWITZERLAND 3.5%
   Nestle SA .............................                 Food Products                   341,094              89,970,072
   Novartis AG ...........................                Pharmaceuticals                1,481,089              65,246,982
   Swiss Reinsurance Co. .................                   Insurance                   1,067,315              76,810,040
   UBS AG ................................                Capital Markets                  620,020              45,547,707
                                                                                                          -----------------
                                                                                                               277,574,801
                                                                                                          -----------------

   TAIWAN .9%
   Chunghwa Telecom Co. Ltd., ADR ........    Diversified Telecommunication Services     1,328,000              21,832,320
   Taiwan Semiconductor
    Manufacturing Co. ....................   Semiconductors & Semiconductor Equipment   25,395,336              48,346,690
                                                                                                          -----------------

                                                                                                                70,179,010
                                                                                                          -----------------


                                                         Semiannual Report  | 13

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 11.6%
   Abbey National PLC ....................               Commercial Banks                7,111,156        $     64,005,023
   BAE Systems PLC .......................              Aerospace & Defense             11,207,563              39,570,175
   BP PLC ................................                   Oil & Gas                  12,532,434             100,647,876
   British Land Co. PLC ..................                  Real Estate                  3,151,332              37,721,242
   Cadbury Schweppes PLC .................                 Food Products                 6,002,181              49,456,590
   GKN PLC ...............................                Auto Components                8,370,800              42,603,543
   GlaxoSmithKline PLC ...................                Pharmaceuticals                5,202,028             108,220,718
   Kidde PLC .............................             Electrical Equipment             10,986,000              19,419,440
   Lloyds TSB Group PLC ..................               Commercial Banks                7,784,511              64,684,324
   National Grid Transco PLC .............      Multi-Utilities & Unregulated Power      5,603,700              44,717,287
   Pearson PLC ...........................                     Media                     2,250,000              25,888,466
   Rentokil Initial PLC ..................        Commercial Services & Supplies         6,608,030              23,974,573
   Rolls-Royce Group PLC .................              Aerospace & Defense             10,808,700              44,129,424
   Shell Transport & Trading Co. PLC .....                   Oil & Gas                  10,586,598              72,299,676
a  Shire Pharmaceuticals Group PLC .......                Pharmaceuticals                2,003,690              20,330,658
   Smiths Group PLC ......................           Industrial Conglomerates            5,869,239              72,541,768
   Unilever PLC ..........................                 Food Products                 8,792,020              91,778,997
                                                                                                          -----------------
                                                                                                               921,989,780
                                                                                                          -----------------

   UNITED STATES 21.2%
   Abbott Laboratories ...................                Pharmaceuticals                1,381,200              59,115,360
a  Agere Systems Inc., A .................   Semiconductors & Semiconductor Equipment    9,721,254              37,718,466
   American International Group Inc. .....                   Insurance                     554,500              41,033,000
   AmerisourceBergen Corp. ...............       Health Care Providers & Services        2,129,940             123,600,418
a  AT&T Wireless Services Inc. ...........      Wireless Telecommunication Services      1,273,300              17,291,414
a  BMC Software Inc. .....................                   Software                    4,034,700              79,080,120
   Boeing Co. ............................              Aerospace & Defense                500,000              21,685,000
   Bristol-Myers Squibb Co. ..............                Pharmaceuticals                4,119,200             114,596,144
a  Cadence Design Systems Inc. ...........                   Software                    4,625,300              71,368,379
   CIGNA Corp. ...........................       Health Care Providers & Services          584,700              32,409,921
   Dow Chemical Co. ......................                   Chemicals                   2,936,370             127,644,004
   Electronic Data Systems Corp. .........                  IT Services                  1,517,300              29,056,295
   Entergy Corp. .........................              Electric Utilities                 496,100              29,413,769
   Hubbell Inc., B .......................             Electrical Equipment                191,200               7,590,640
   Interpublic Group of Cos. Inc. ........                     Media                       562,057               9,526,866
a  Invitrogen Corp. ......................                 Biotechnology                 1,117,800              82,381,860
   JP Morgan Chase & Co. .................                Capital Markets                1,980,260              81,230,265
a  King Pharmaceuticals Inc. .............                Pharmaceuticals                1,335,100              25,727,377
a  Maxtor Corp. ..........................            Computers & Peripherals            1,411,500              14,467,875
   Merrill Lynch & Co. Inc. ..............                Capital Markets                  600,000              36,726,000
   Morgan Stanley ........................                Capital Markets                1,189,270              71,070,775
a  Noble Corp. ...........................          Energy Equipment & Services          1,013,100              41,131,860
a  Pactiv Corp. ..........................            Containers & Packaging             1,173,700              25,222,813
   Pfizer Inc. ...........................                Pharmaceuticals                  451,400              16,543,810
   R.R. Donnelley & Sons Co. .............        Commercial Services & Supplies         2,048,050              65,046,068
   Raytheon Co. ..........................              Aerospace & Defense              1,988,200              60,441,280
a  Synopsys Inc. .........................                   Software                    1,004,338              29,607,884
   TECO Energy Inc. ......................              Electric Utilities               2,956,200              44,549,934


14 |  Semiannual Report

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
a  Tenet Healthcare Corp. ................       Health Care Providers & Services        4,352,880        $     52,321,618
a  Time Warner Inc. ......................                     Media                     2,562,100              44,196,225
a  Toys R Us Inc. ........................               Specialty Retail                4,225,510              66,340,507
   W.R. Berkley Corp. ....................                   Insurance                     929,325              38,706,386
a  Western Digital Corp. .................            Computers & Peripherals            1,516,500              17,272,935
   Willis Group Holdings Ltd. ............                   Insurance                   1,618,000              62,050,300
                                                                                                          -----------------
                                                                                                             1,676,165,568
                                                                                                          -----------------

   TOTAL COMMON STOCKS
    (COST $5,423,173,776) ................                                                                   6,996,339,645
                                                                                                          -----------------

   PREFERRED STOCKS 1.4%
   BRAZIL .1%
   Cia Vale do Rio Doce, ADR, pfd., A ....                Metals & Mining                  210,500              10,472,375
                                                                                                          -----------------

   GERMANY .5%
   Volkswagen AG, pfd. ...................                  Automobiles                  1,235,616              39,609,474
                                                                                                          -----------------

   SOUTH KOREA .8%
   Samsung Electronics Co. Ltd., pfd. ....   Semiconductors & Semiconductor Equipment      228,510              63,345,459
                                                                                                          -----------------

   TOTAL PREFERRED STOCKS
    (COST $75,156,597) ...................                                                                     113,427,308
                                                                                                          -----------------

                                                                                --------------------------
                                                                                      PRINCIPAL AMOUNT B
                                                                                --------------------------

   BONDS & NOTES 1.5%
   ARGENTINA .2%
   Inversiones y Representacion SA, cvt.,
    8.00%, 11/14/07 ......................                                           $   9,559,212              18,162,503
                                                                                                          -----------------

   AUSTRALIA .2%
   New South Wales Treasury Corp., 8.00%,
    3/01/08 ..............................                                              17,170,000  AUD         14,346,698
                                                                                                          -----------------

   CANADA .1%
   Government of Canada, 6.00%,
    6/01/11 ..............................                                               8,030,000  CAD          6,692,564
                                                                                                          -----------------

   FRANCE
   Axa SA, cvt., zero cpn., 12/21/04 .....                                                   9,375  EUR            203,148
                                                                                                          -----------------

   NEW ZEALAND .3%
   Government of New Zealand,
     8.00%, 11/15/06 .....................                                              15,670,000  NZD         11,384,675
     7.00%, 7/15/09 ......................                                              15,850,000  NZD         11,496,979
                                                                                                          -----------------
                                                                                                                22,881,654
                                                                                                          -----------------

   SOUTH KOREA .1%
   Korea Telecom Corp., cvt., 144A, .25%,
    1/04/07 ..............................                                               7,500,000               7,659,375
                                                                                                          -----------------


                                                         Semiannual Report  | 15

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT B           VALUE
----------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES (CONT.)
   SPAIN .4%
   Government of Spain,
     4.50%, 7/30/04 ............................                                        11,785,000  EUR   $     14,796,213
     5.00%, 7/30/12 ............................                                        12,570,000  EUR         16,817,683
                                                                                                          -----------------
                                                                                                                31,613,896
                                                                                                          -----------------

   SWEDEN .1%
   Kingdom of Sweden, 5.50%, 10/08/12 ..........                                        48,680,000  SEK          7,077,126
                                                                                                          -----------------

   UNITED STATES .1%
   Interpublic Group of Cos. Inc., senior note,
    cvt., 4.50%, 3/15/23 .......................                                         5,600,000               9,051,000
                                                                                                          -----------------

   TOTAL BONDS & NOTES
    (COST $86,029,177)                                                                                         117,687,964
                                                                                                          -----------------

   SHORT TERM INVESTMENTS 4.5%
   UNITED STATES 4.5%
   Federal Farm Credit Bank,
    1.286%, 8/17/04 ............................                                        20,000,000              19,907,040
   Federal Home Loan Bank, 1.015% to
    1.338%, with maturities to 2/09/05 .........                                       161,485,000             160,723,744
   Federal National Mortgage Association,
    0.888% to 1.348%, with maturities to
    8/13/04 ....................................                                       175,000,000             174,489,695
                                                                                                          -----------------

   TOTAL SHORT TERM INVESTMENTS
    (COST $354,945,406) ........................                                                               355,120,479
                                                                                                          -----------------

   TOTAL INVESTMENTS BEFORE REPURCHASE
    AGREEMENTS (COST $5,939,304,956) ...........                                                             7,582,575,396
                                                                                                          -----------------

   REPURCHASE AGREEMENTS 3.3%
   UNITED STATES 3.3%
c  BZW Securities Inc., 0.97%, 3/01/04,
    (Maturity Value $50,000,000),
    Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S. Government
    Agency Securities ..........................                                        50,000,000              50,000,000
c  Dresdner Bank AG, 1.00%, 3/01/04
    (Maturity Value $30,012,500),
    Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S. Government
    Agency Securities ..........................                                        30,010,000              30,010,000

16 |  Semiannual Report

page

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT B           VALUE
----------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (CONT.)
   UNITED STATES (CONT.)
   Paribas Corp., 1.30%, 3/01/04 (Maturity
    Value $180,015,450) Collateralized by
    U.S. Treasury Bills, Notes and Bonds,
    and U.S. Government Agency
    Securities .................................                                     $ 180,000,000        $    180,000,000
                                                                                                          -----------------

   TOTAL REPURCHASE AGREEMENTS
    (COST $260,010,000) ........................                                                               260,010,000
                                                                                                          -----------------

   TOTAL INVESTMENTS
    (COST $6,199,314,956) 99.0% ................                                                             7,842,585,396
   OTHER ASSETS, LESS LIABILITIES 1.0% .........                                                                76,784,868
                                                                                                          -----------------

   NET ASSETS 100.0% ...........................                                                          $  7,919,370,264
                                                                                                          -----------------

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar  | EUR - Euro
                        NZD - New Zealand Dollar | SEK - Swedish Krona

aNon-income producing.
bThe principal amount is stated in U.S. dollars unless otherwise indicated. cSee Note 1 (c) regarding repurchase agreements.

                  Semiannual Report  |  See notes to financial statements.  | 17

page

Templeton World Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)



Assets:
 Investments in securities:
  Cost ....................................................................        $6,199,314,956
                                                                                   ---------------
  Value ...................................................................         7,842,585,396
 Cash .....................................................................                   884
 Foreign currency, at value (cost $3,785,959) .............................             4,045,313
 Receivables:
  Investment securities sold ..............................................           144,365,398
  Capital shares sold .....................................................             5,025,201
  Dividends and interest ..................................................            15,213,247
                                                                                   ---------------
       Total assets .......................................................         8,011,235,439
                                                                                   ---------------
Liabilities:
 Payables:
  Investment securities purchased .........................................            70,876,380
  Capital shares redeemed .................................................             7,428,417
  Affiliates ..............................................................             7,386,779
  Deferred tax liability (Note 1g) ........................................             4,682,386
 Other liabilities ........................................................             1,491,213
      Total liabilities ...................................................            91,865,175
                                                                                   ---------------
        Net assets, at value ..............................................        $7,919,370,264
                                                                                   ---------------
Net assets consist of:
 Undistributed net investment income ......................................        $  (44,562,148)
 Net unrealized appreciation (depreciation) ...............................         1,639,453,374
 Accumulated net realized gain (loss) .....................................           299,722,305
 Capital shares ...........................................................         6,024,756,733
                                                                                   ---------------
        Net assets, at value ..............................................        $7,919,370,264
                                                                                   ---------------
CLASS A:
 Net assets, at value .....................................................        $7,549,234,595
                                                                                   ---------------
 Shares outstanding .......................................................           423,289,851
                                                                                   ---------------
 Net asset value per sharea ...............................................                $17.83
                                                                                   ---------------
 Maximum offering price per share (net asset value per share / 94.25%) ....                $18.92
                                                                                   ---------------
CLASS B:
 Net assets, at value .....................................................        $   49,234,656
                                                                                   ---------------
 Shares outstanding .......................................................             2,791,962
                                                                                   ---------------
 Net asset value and maximum offering price per sharea ....................                $17.63
                                                                                   ---------------
CLASS C:
 Net assets, at value .....................................................        $  320,901,013
                                                                                   ---------------
 Shares outstanding .......................................................            18,373,341
                                                                                   ---------------
 Net asset value and maximum offering price per sharea ....................                $17.47
                                                                                   ---------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

18 |  See notes to financial statements.  |  Semiannual Report

page

Templeton World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)



Investment income:
 (Net of foreign taxes of $3,412,978)
 Dividends ................................................................      $   40,675,864
 Interest .................................................................           6,463,906
                                                                                 --------------
      Total investment income .............................................          47,139,770
Expenses:
 Management fees (Note 3) .................................................          22,304,212
 Administrative fees (Note 3) .............................................           2,819,204
 Distribution fees (Note 3)
  Class A .................................................................           8,652,703
  Class B .................................................................             210,733
  Class C .................................................................           1,463,397
 Transfer agent fees (Note 3) .............................................           4,593,500
 Custodian fees ...........................................................           1,067,200
 Reports to shareholders ..................................................             181,600
 Registration and filing fees .............................................              85,800
 Professional fees ........................................................             105,100
 Directors' fees and expenses .............................................              72,900
 Other ....................................................................              76,900
                                                                                 --------------
      Total expenses ......................................................          41,633,249
                                                                                 --------------
        Net investment income .............................................           5,506,521
                                                                                 --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................         382,495,643
  Foreign currency transactions ...........................................           4,439,914
                                                                                 --------------
      Net realized gain (loss) ............................................         386,935,557
Net unrealized appreciation (depreciation) on:
 Investments ..............................................................         944,139,721
 Translation of assets and liabilities denominated in foreign currencies ..             627,359
 Deferred taxes (Note 1g) .................................................          (2,935,970)
                                                                                 --------------
      Net unrealized appreciation (depreciation) ..........................         941,831,110
                                                                                 --------------
Net realized and unrealized gain (loss) ...................................       1,328,766,667
                                                                                 --------------
Net increase (decrease) in net assets resulting from operations ...........      $1,334,273,188
                                                                                 --------------




                 Semiannual Report  |  See notes to financial statements.  | 19

page

Templeton World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003



                                                                                      ---------------------------------------
                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                        FEBRUARY 29, 2004   AUGUST 31, 2003
                                                                                      ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................       $    5,506,521    $   82,729,644
  Net realized gain (loss) from investments and foreign currency transactions ......           86,935,557          (626,894)
  Net unrealized appreciation (depreciation) on investments, translation
   of assets and liabilities denominated in foreign currencies, and deferred taxes .          941,831,110       631,124,855
                                                                                      ---------------------------------------
      Net increase (decrease) in net assets resulting from operations ..............        1,334,273,188       713,227,605
Distributions to shareholders from:
 Net investment income:
  Class A ..........................................................................         (125,077,454)      (72,523,383)
  Class B ..........................................................................             (509,158)         (154,762)
  Class C ..........................................................................           (3,482,916)       (1,086,512)
                                                                                      ---------------------------------------
Total distributions to shareholders ................................................         (129,069,528)      (73,764,657)
Capital share transactions (Note 2):
  Class A ..........................................................................          (19,376,382)     (351,986,944)
  Class B ..........................................................................            4,942,657         4,132,452
  Class C ..........................................................................            1,180,151       (19,558,003)
                                                                                      ---------------------------------------
Total capital share transactions ...................................................          (13,253,574)     (367,412,495)
Redemption fees (Note 1i) ..........................................................               10,770            62,189
       Net increase (decrease) in net assets .......................................        1,191,960,856       272,112,642

Net assets:
 Beginning of period ...............................................................        6,727,409,408     6,455,296,766
                                                                                      ---------------------------------------
 End of period .....................................................................       $7,919,370,264    $6,727,409,408
                                                                                      ---------------------------------------
Undistributed net investment income included in net assets:
 End of period .....................................................................       $  (44,562,148)   $   79,000,859
                                                                                      ---------------------------------------




20 |  See notes to financial statements.  |  Semiannual Report

page

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.


A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Directors.


B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.


The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.


Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At February 29, 2004, all repurchase agreements held by the Fund had been entered into on the last business day of the month.


                                                        Semiannual Report  | 21

page


Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

G. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.


22 |  Semiannual Report

page

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

I. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At February 29, 2004, there were 3.7 billion shares authorized ($1.00 par value), of which 800 million shares were designated as Class A, 200 million shares as Class B, and 200 million shares as Class C.



                                                         Semiannual Report  | 23

page

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




2. CAPITAL STOCK (CONTINUED)

                                   -------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 29, 2004                     AUGUST 31, 2003
                                   -------------------------------------------------------------------
                                      SHARES           AMOUNT             SHARES           AMOUNT
                                   -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................   23,881,794     $ 399,333,417         43,108,845     $ 569,487,270
 Shares issued in reinvestment of
  distributions .................    6,997,571       109,107,957          4,958,829        63,300,188
 Shares redeemed ................  (32,162,335)     (527,817,756)       (75,159,793)     (984,774,402)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........   (1,282,970)    $ (19,376,382)       (27,092,119)    $(351,986,944)
                                   -------------------------------------------------------------------

CLASS B SHARES:
 Shares sold ....................      404,163      $  6,678,765            602,090      $  7,840,084
 Shares issued in reinvestment of
  distributions .................       29,047           446,081             10,777           136,180
 Shares redeemed ................     (132,775)       (2,182,189)          (298,967)       (3,843,812)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........      300,435      $  4,942,657            313,900      $  4,132,452
                                   -------------------------------------------------------------------

CLASS C SHARES:
 Shares sold ....................    1,332,606     $  21,755,585          2,073,210     $  26,704,749
 Shares issued in reinvestment of
  distributions .................      202,026         3,071,264             76,643           959,951
 Shares redeemed ................   (1,471,267)      (23,646,698)        (3,724,434)      (47,222,703)
                                   -------------------------------------------------------------------
 Net increase (decrease) ........       63,365      $  1,180,151         (1,574,581)    $ (19,558,003)
                                   -------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                   AFFILIATION
--------------------------------------------------------------------------------

  Templeton Global Advisers Ltd. (TGAL)                   Investment manager
  Franklin Templeton Services, LLC (FT Services)          Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)    Principal underwriter

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:


------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
------------------------------------------------

        0.750%          First $200 million
        0.675%          Over $200 million, up to and including $1.3 billion
        0.600%          Over $1.3 billion



24 |  Semiannual Report

page

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate daily net assets as follows:

------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
------------------------------------------------

        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $829,930.

Distributors has advised the Fund it received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $305,929 and $8,639, respectively.

The Fund paid transfer agent fees of $4,593,500 , of which $2,777,912 was paid to Investor Services.

4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................   $6,247,495,883
                                                          ---------------
Unrealized appreciation ...............................    1,804,297,768
Unrealized depreciation ...............................     (209,208,255)
                                                          ---------------
Net unrealized appreciation (depreciation) ............   $1,595,089,513
                                                          ---------------

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 .................................................      $32,161,030
 2011 .................................................       30,904,271
                                                             ------------
                                                             $63,065,301
                                                             ------------


                                                         Semiannual Report  | 25

page

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $1,258,874,369 and $1,363,850,610, respectively.

6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.

26 |  Semiannual Report

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS


A Special Meeting of Shareholders of Templeton Funds, Inc. (the "Company") was held at the Company's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on December 15, 2003 and reconvened on January 14, 2004. The purpose of the meeting was to elect twelve Directors of the Company, and for Templeton World Fund and Templeton Foreign Fund (each a "Fund") and together, the "Funds"), each a series of the Company, to vote on the following Proposals and Sub-Proposals:
To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust, to approve amendments to certain of each Fund's fundamental investment restrictions (including eight Sub-Proposals) and to approve the elimination of certain of each Fund's fundamental investment policies and restrictions. At the meeting held on December 15, 2003, the following persons were elected by the shareholders to serve as Independent Directors of the
Company: Harris J. Ashton, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Betty P. Krahmer, Gordon S. Macklin, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. Nicholas F. Brady, Charles B. Johnson and Rupert H. Johnson were elected by the shareholders to serve as Interested Directors. At the reconvened meeting held on January 14, 2004, Shareholders approved amendments to certain of each Fund's fundamental investment restrictions (including eight Sub-Proposals) and the elimination of certain of each Fund's fundamental investment restrictions. The Agreement and Plan of Reorganization that provided for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust was not approved. No other business was transacted at the meetings.

The results of the voting at the meetings are as follows:

Proposal 1.       The election of Directors:


-------------------------------------------------------------------------------------------------------------
                                                  % OF         % OF                        % OF       % OF
                                                OUTSTANDING    VOTED                    OUTSTANDING   VOTED
  NAME                               FOR          SHARES      SHARES      WITHHELD        SHARES     SHARES
-------------------------------------------------------------------------------------------------------------
  Harris J. Ashton ........    921,784,744.074    55.931%     96.841%  30,069,431.717      1.825%    3.159%
  Frank J. Crothers .......    922,941,744.041    56.002%     96.963%  28,912,431.750      1.754%    3.037%
  S. Joseph Fortunato .....    921,536,770.158    55.916%     96.815%  30,317,405.633      1.840%    3.185%
  Edith E. Holiday ........    922,141,284.526    55.953%     96.878%  29,712,891.265      1.803%    3.122%
  Betty P. Krahmer ........    922,120,923.381    55.952%     96.876%  29,733,252.410      1.804%    3.124%
  Gordon S. Macklin .......    919,950,702.066    55.820%     96.648%  31,903,473.725      1.936%    3.352%
  Fred R. Millsaps ........    921,781,604.376    55.931%     96.841%  30,072,571.415      1.825%    3.159%
  Frank A. Olson ..........    921,885,948.423    55.937%     96.852%  29,968,227.368      1.818%    3.148%
  Constantine D.
   Tseretopoulos ..........    922,494,170.096    55.974%     96.915%  29,360,005.695      1.781%    3.085%
  Nicholas F. Brady .......    920,077,248.202    55.828%     96.662%  31,776,927.589      1.928%    3.338%
  Charles B. Johnson ......    921,934,947.866    55.940%     96.857%  29,919,227.925      1.815%    3.143%
  Rupert H. Johnson, Jr. ..    922,312,771.073    55.963%     96.896%  29,541,404.718      1.792%    3.104%

                                                        Semiannual Report  | 27

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)

TEMPLETON WORLD FUND

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       205,986,169.412               46.36%                    76.50%
  Against ...............        11,145,652.789                2.51%                     4.14%
  Abstain ...............        17,845,723.640                4.02%                     6.63%
  Broker Non-Votes ......        34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL .................       269,255,163.841               60.60%                   100.00%

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):


         Proposal 3a: To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       198,075,490.497               44.58%                    73.56%
  Against ...............        17,078,193.176                3.84%                     6.34%
  Abstain ...............        19,823,862.168                4.46%                     7.36%
  Broker Non-Votes ......        34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL .................       269,255,163.841               60.60%                   100.00%

         Proposal 3b: To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       196,144,571.180               44.14%                    72.85%
  Against ...............        18,708,344.423                4.21%                     6.95%
  Abstain ...............        20,124,630.238                4.53%                     7.47%
  Broker Non-Votes ......        34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL .................       269,255,163.841               60.60%                   100.00%

         Proposal 3c: To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
For .....................       193,706,578.502               43.60%                    71.94%
  Against ...............        20,874,505.430                4.70%                     7.75%
  Abstain ...............        20,396,461.909                4.59%                     7.58%
  Broker Non-Votes ......        34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL .................       269,255,163.841               60.60%                   100.00%

28 |  Semiannual Report

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)

         Proposal 3d:     To amend the Fund's fundamental investment restriction
                          regarding underwriting:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For .................         195,372,012.641               43.97%                    72.56%
  Against .............          18,789,891.580                4.23%                     6.98%
  Abstain .............          20,815,641.620                4.68%                     7.73%
  Broker Non-Votes ....          34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL ...............         269,255,163.841               60.60%                   100.00%

         Proposal 3e: To amend the Fund's fundamental investment restriction regarding issuing senior securities:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For .................         194,482,896.567               43.77%                    72.23%
  Against .............          19,627,049.440                4.42%                     7.29%
  Abstain .............          20,867,599.834                4.70%                     7.75%
  Broker Non-Votes ....          34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL ...............         269,255,163.841               60.60%                   100.00%

         Proposal 3f: To amend the Fund's fundamental investment restriction regarding lending:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For .................         193,332,019.187               43.51%                    71.80%
  Against .............          21,001,905.408                4.73%                     7.80%
  Abstain .............          20,643,621.246                4.65%                     7.67%
  Broker Non-Votes ....          34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL ...............         269,255,163.841               60.60%                   100.00%

         Proposal 3g: To amend the Fund's fundamental investment restriction regarding borrowing:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For .................         192,945,793.887               43.42%                    71.66%
  Against .............          21,324,278.313                4.80%                     7.92%
  Abstain .............          20,707,473.641                4.66%                     7.69%
  Broker Non-Votes ....          34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL                         269,255,163.841               60.60%                   100.00%

         Proposal 3h: To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For .................         196,197,703.544               44.16%                    72.87%
  Against .............          18,130,780.473                4.08%                     6.73%
  Abstain .............          20,649,061.824                4.65%                     7.67%
  Broker Non-Votes ....          34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL ...............         269,255,163.841               60.60%                   100.00%

                                                         Semiannual Report  | 29

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


Proposal 4: To approve the elimination of certain of the Fund's fundamental investment policies and restrictions:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       193,188,252.823               43.48%                    71.75%
  Against ...............        20,289,573.527                4.57%                     7.54%
  Abstain ...............        21,499,719.491                4.84%                     7.98%
  Broker Non-Votes ......        34,277,618.000                7.71%                    12.73%
--------------------------------------------------------------------------------------------------
  TOTAL .................       269,255,163.841               60.60%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.

TEMPLETON FOREIGN FUND

Proposal 2.   To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       510,474,835.581               42.41%                    75.32%
  Against ...............        14,814,274.570                1.23%                     2.19%
  Abstain ...............        25,397,576.897                2.11%                     3.75%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3.   To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

Proposal 3a:  To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       490,186,478.594               40.72%                    72.33%
  Against ...............        32,134,290.472                2.67%                     4.74%
  Abstain ...............        28,365,917.982                2.36%                     4.19%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3b:  To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       473,774,405.994               39.36%                    69.91%
  Against ...............        48,254,203.467                4.01%                     7.12%
  Abstain ...............        28,658,077.587                2.38%                     4.23%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

30 |  Semiannual Report

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


Proposal 3c: To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       470,466,666.697               39.08%                    69.42%
  Against ...............        51,398,329.224                4.27%                     7.58%
  Abstain ...............        28,821,691.127                2.39%                     4.25%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3d: To amend the Fund's fundamental investment restriction regarding underwriting:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       486,800,593.596               40.44%                    71.83%
  Against ...............        34,499,704.454                2.87%                     5.09%
  Abstain ...............        29,386,388.998                2.44%                     4.34%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3e: To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       472,426,528.936               39.25%                    69.71%
  Against ...............        48,195,385.301                4.00%                     7.11%
  Abstain ...............        30,064,772.811                2.50%                     4.44%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3f: To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       477,164,806.541               39.64%                    70.41%
  Against ...............        43,560,024.543                3.62%                     6.43%
  Abstain ...............        29,961,855.964                2.49%                     4.42%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%

Proposal 3g: To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ...................       468,878,504.005               38.95%                    69.19%
  Against ...............        52,006,297.555                4.32%                     7.67%
  Abstain ...............        29,801,885.488                2.48%                     4.40%
  Broker Non-Votes ......       127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL .................       677,712,033.230               56.30%                   100.00%


                                                         Semiannual Report  | 31

page

Templeton Funds, Inc.

Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


Proposal 3h: To amend the Fund's fundamental investment restriction regarding industry concentration:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ..................        492,392,791.708               40.91%                    72.66%
  Against ..............         28,612,437.757                2.38%                     4.22%
  Abstain ..............         29,681,457.583                2.47%                     4.38%
  Broker Non-Votes .....        127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL ................        677,712,033.230               56.30%                   100.00%

Proposal 4: To approve the elimination of certain of the Fund's fundamental investment policies and restrictions:


----------------------------------------------------------------------------------------------------
                                 SHARES VOTED         % OF OUTSTANDING SHARES      % OF VOTED SHARES
----------------------------------------------------------------------------------------------------
  For ..................        478,701,466.998               39.77%                    70.63%
  Against ..............         41,327,882.755                3.43%                     6.10%
  Abstain ..............         30,657,337.295                2.55%                     4.52%
  Broker Non-Votes .....        127,025,346.182               10.55%                    18.74%
--------------------------------------------------------------------------------------------------
  TOTAL ................        677,712,033.230               56.30%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.


32 |  Semiannual Report

page

Templeton World Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                         Semiannual Report  | 33

page

                       This page intentionally left blank.

page

                       This page intentionally left blank.

page

                       This page intentionally left blank.


page

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report


page

[LOGO OMITTED]
FRANKLIN(R)TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON WORLD FUND



INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton World Fund prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



102 S2004 04/04






                                                          FEBRUARY 29, 2004





[GRAPHIC OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                                          INTERNATIONAL



                                                         WANT TO RECEIVE
                                                         THIS DOCUMENT
                                                         FASTER VIA EMAIL?
                                                         Eligible shareholders
                                                         can sign up for
                                                         eDelivery at
                                                         franklintempleton.com.
                                                         See inside for details.

                             TEMPLETON FOREIGN FUND

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series
page
Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report
page


                               Contents

SHAREHOLDER LETTER ................................    1

SEMIANNUAL REPORT

Templeton Foreign Fund ............................    3

Performance Summary ...............................    6

Financial Highlights and
Statement of Investments ..........................    9

Financial Statements ..............................   23

Notes to Financial Statements .....................   27

Special Meeting of Shareholders ...................   35

Proxy Voting Policies and Procedures ..............   41




Semiannual Report

Templeton Foreign Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies located outside the U.S., including emerging markets.




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04
Europe                                                   45.6%
Asia                                                     32.5%
North America                                             5.4%
Latin America                                             2.7%
Australia & New Zealand                                   1.8%
Middle East & Africa                                      1.0%
Short-Term Investments & Other Net Assets                11.0%






This semiannual report for Templeton Foreign Fund covers the period ended February 29, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Templeton Foreign Fund - Class A posted a 17.95% cumulative total return, as shown in the Performance Summary beginning on page 6. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which posted a 25.30% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended February 29, 2004, Templeton Foreign Fund - Class A delivered a 99.78% cumulative total return, as shown in the Performance Summary, compared with the MSCI EAFE Index's 52.99% cumulative total return for the same period. 1

Consistent with our investment strategy, we sought value stocks even if this resulted in a portfolio markedly different from our benchmark index. At period-end, the U.K., Japan and France represented more than 50% of the MSCI EAFE Index. However, based on our rigorous research and stockpicking, the Fund held only 29.7% of its total net assets in these countries.


ECONOMIC AND MARKET OVERVIEW

The global economy continued to improve during the six-month period ended February 29, 2004. This was the main contributor to strong total returns for most local stock market indexes. The MSCI World Index returned 18.97% and the MSCI EAFE Index returned 25.30% for the period under review. 2







1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.
2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3
page

TOP 10 COUNTRIES
Based on Equity Securities
2/29/04

-------------------------------
                  % OF TOTAL
                  NET ASSETS
-------------------------------
  U.K.                 14.4%
-------------------------------
  Japan                11.4%
-------------------------------
  Hong Kong            10.9%
-------------------------------
  Germany               6.4%
-------------------------------
  South Korea           5.6%
-------------------------------
  Netherlands           4.7%
-------------------------------
  Switzerland           4.6%
-------------------------------
  Finland               4.0%
-------------------------------
  France                3.9%
-------------------------------
  Canada                2.9%
-------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
2/29/04

------------------------------------------------------------
                                                % OF TOTAL
                                                NET ASSETS
------------------------------------------------------------
  Oil & Gas                                           7.2%
------------------------------------------------------------
  Insurance                                           6.8%
------------------------------------------------------------
  Diversified Telecommunication Services              5.7%
------------------------------------------------------------
  Pharmaceuticals                                     5.4%
------------------------------------------------------------
  Commercial Banks                                    5.4%
------------------------------------------------------------
  Household Durables                                  4.1%
------------------------------------------------------------
  Electric Utilities                                  3.7%
------------------------------------------------------------
  Paper & Forest Products                             3.6%
------------------------------------------------------------
  Real Estate                                         3.6%
------------------------------------------------------------
  Industrial Conglomerates                            2.9%
------------------------------------------------------------


Economic growth was partially reflected in a synchronized global recovery in corporate profitability. As of the end of 2003, corporate profits in the U.S. and the U.K. reached new highs, up 82% and 29% from their recession lows in 2001. 3 Corporate profits in Japan and Canada were still below their recent highs; however, they increased 32% and 47% from their respective recession low points in 2001. 3

A theme that was still unfolding in the global economy was China's role as a main driver in the current recovery. In 2003, 80% of the world's export growth resulted from greater demand in China. While Japan's exports to China grew 27% compared with the previous year, U.S. exports grew 54%. 3 As China continued to industrialize and build its infrastructure (roads, bridges and energy generation), global demand for commodities intensified, leading to higher prices of those commodities. In 2003, prices for aluminum contracts rose 19% over the previous year, silver 24%, zinc 33%, and copper 50%. 4

Historically, surges in commodity prices have generally coincided with labor shortages and wage inflation, leading to overall inflation and monetary tightening. However the current abundant labor supply in the U.S., China and India, and China's ability to provide low-cost products to many large economies, have resulted in less inflationary pressure.

In the currency market, the U.S. dollar appreciated versus the euro in the first two months of 2004. This was a reversal of the trend toward a lower dollar over the past several months. In 2003, the dollar declined 17% in value versus the euro. 5 In the short term, a lower dollar boosts total returns generated in currencies that have appreciated versus the dollar; however, it makes U.S. operations of foreign-based companies appear less profitable and eventually increases the cost of U.S. imports.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look internationally, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.




3. Source: ISI Group.
4. Sources: Reuters, Commodity Research Bureau Index; London Metal Exchange.
5. Source: European Central Bank.

4 |  Semiannual Report
page


MANAGER'S DISCUSSION

Merger and acquisition activity during the period, as well as an increased health care weighting, benefited Templeton Foreign Fund. One of the Fund's largest holdings, health care stock Aventis, performed well based on news that Sanofi-Synthelabo, a French competitor, sought to purchase Aventis despite management's opposition. The Fund's emerging markets holdings also contributed materially to performance as 5 of the top 12 companies delivering the strongest returns were from emerging market countries, including Hong Kong. Notable emerging market performers included securities of Cheung Kong Holdings, Satyam Computers Services, PetroChina, Hutchison Whampoa, and China Mobile (Hong Kong).

By country, the U.K., Hong Kong, Japan, France and Germany were the top five contributors to the Fund's positive return. By sector, financials, industrials and consumer discretionary were the largest contributors to Fund performance. Our financial holdings differed from our benchmark because we emphasized the property and casualty (P&C) insurance industry, whereas the MSCI EAFE Index was more heavily represented by banks. We favored P&C insurance companies because we found more compelling valuation and pricing power in the industry.

Among holdings that detracted from Fund performance, two were in Taiwan, Compal Electronics and Taiwan Semiconductor Manufacturing, as uncertainty preceding Taiwan's major election in March 2004 inhibited its stock market. Another poor performer was Royal Dutch Petroleum from the Netherlands. Consistent with our strategy, we added to our position in this stock, after disappointing news regarding the classification of the company's oil reserves, because new management appeared to be untarnished by this major mistake. More generally in Europe, however, a strong euro weakened the Fund's returns during the period.

Thank you for your continued participation in Templeton Foreign Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]

/s/Jeffrey A. Everett, CFA
Portfolio Manager
Templeton Foreign Fund






THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



TOP 10 EQUITY HOLDINGS
2/29/04

--------------------------------------------------------------
  COMPANY                                         % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                        NET ASSETS
--------------------------------------------------------------
  Cheung Kong Holdings Ltd.                             2.7%
   REAL ESTATE, HONG KONG
--------------------------------------------------------------
  Sony Corp.                                            2.3%
   HOUSEHOLD DURABLES, JAPAN
--------------------------------------------------------------
  Nippon Telegraph & Telephone Corp.                    2.1%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, JAPAN
--------------------------------------------------------------
  Aventis SA                                            2.1%
   PHARMACEUTICALS, FRANCE
--------------------------------------------------------------
  Hutchison Whampoa Ltd.                                2.1%
   INDUSTRIAL CONGLOMERATES, HONG KONG
--------------------------------------------------------------
  Samsung Electronics Co. Ltd., ord. & pfd.             1.7%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------
  GlaxoSmithKline PLC                                   1.7%
   PHARMACEUTICALS, U.K.
--------------------------------------------------------------
  Swiss Reinsurance Co.                                 1.5%
   INSURANCE, SWITZERLAND
--------------------------------------------------------------
  Telefonos de Mexico SA de CV (Telmex),
  L, ADR                                                1.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   MEXICO
--------------------------------------------------------------
  BASF AG                                               1.4%
   CHEMICALS, GERMANY
--------------------------------------------------------------



                                                           Semiannual Report | 5
page

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           2/29/04          8/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                +$1.51            $11.12            $9.61
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1917
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           2/29/04          8/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.51            $10.97            $9.46
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1344
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           2/29/04          8/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.52            $10.99            $9.47
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1276
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           2/29/04          8/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.50            $11.06            $9.56
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1803
---------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           2/29/04          8/31/03
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                +$1.50            $11.10            $9.60
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2132
---------------------------------------------------------------------------------------------------

*NAV DOES NOT AGREE TO NAV DISCLOSED IN THE ACCOMPANYING FINANCIAL STATEMENTS DUE TO FINANCIAL STATEMENT ADJUSTING ENTRIES POSTED AS OF PERIOD-END.


6 | Past performance does not guarantee future results. | Semiannual Report page

Performance Summary (CONTINUED)

PERFORMANCE

-------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              17.95%         44.58%            57.82%           99.78%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          11.13%         36.24%             8.26%            6.53%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,113        $13,624           $14,873          $18,832
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                    41.05%             6.34%            6.78%
-------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              17.56%         43.50%            51.97%           47.99%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          13.56%         39.50%             8.44%            7.75%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,356        $13,950           $14,997          $14,699
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                    44.60%             6.53%            7.52%
-------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              17.57%         43.47%            51.99%           84.66%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          16.57%         42.47%             8.73%            7.19%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,657        $14,247           $15,199          $18,466
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                    47.56%             6.82%            7.06%
-------------------------------------------------------------------------------------------------------
  CLASS R                                              6-MONTH            1-YEAR   INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             17.81%            44.20%           23.27%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         16.81%            43.20%           10.19%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                       $11,681            $14,320          $12,327
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                                      48.29%            9.56%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                       6-MONTH         1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              18.12%         44.82%            59.53%          105.07%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          18.12%         44.82%             9.79%            7.45%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,812        $14,482           $15,953          $20,507
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                    50.11%             7.86%            7.70%
-------------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


     Semiannual Report | Past performance does not guarantee future results. | 7 page

Performance Summary (CONTINUED)


ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 60.22% and 6.80%.


8 | Past performance does not guarantee future results. | Semiannual Report page

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS


                                                ---------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                FEBRUARY 29, 2004                 YEAR ENDED AUGUST 31,
CLASS A                                           (UNAUDITED)       2003        2002       2001         2000          1999
                                                ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........        $9.60       $8.82       $9.69      $10.56       $10.49        $8.43
                                                ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................          .01         .15         .15         .26          .23          .27
 Net realized and unrealized gains (losses) ...         1.70         .77        (.77)       (.69)         .25         2.82
                                                ---------------------------------------------------------------------------
Total from investment operations ..............         1.71         .92        (.62)       (.43)         .48         3.09
                                                ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................         (.19)       (.14)       (.25)       (.23)        (.32)        (.26)
 Net realized gains ...........................           --          --          --        (.21)        (.09)        (.77)
                                                ---------------------------------------------------------------------------
Total distributions ...........................         (.19)       (.14)       (.25)       (.44)        (.41)       (1.03)
                                                ---------------------------------------------------------------------------
Redemption fees ...............................           -- c        -- c        --          --           --           --
                                                ---------------------------------------------------------------------------
Net asset value, end of period ................       $11.12       $9.60       $8.82       $9.69       $10.56       $10.49
                                                ===========================================================================

Total return b ................................       17.95%      10.80%      (6.31)%     (4.08)%       4.79%       40.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............  $13,097,579  $9,896,279  $8,325,977  $9,165,696 $11,489,339   $11,940,654
Ratios to average net assets
 Expenses .....................................        1.17% d     1.22%       1.16%       1.18%        1.15%        1.13%
 Net investment income ........................         .15% d     1.79%       1.63%       2.54%        2.14%        2.92%
Portfolio turnover rate .......................       13.48%      33.36%      34.15%      21.38%       44.77%       26.11%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.


                                                           Semiannual Report | 9
page

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 ----------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004           YEAR ENDED AUGUST 31,
CLASS B                                             (UNAUDITED)       2003       2002      2001       2000       1999 d
                                                 ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........          $9.46       $8.69      $9.56    $10.43    $10.43      $ 8.39
                                                 ----------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...............           (.03)        .07        .08       .18        .16        .14
 Net realized and unrealized gains (losses) ...           1.67         .79       (.76)     (.67)       .23       1.90
                                                 ----------------------------------------------------------------------
Total from investment operations ..............           1.64         .86       (.68)     (.49)       .39       2.04
                                                 ----------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.13)       (.09)      (.19)     (.17)      (.30)        --
 Net realized gains ...........................             --          --         --      (.21)      (.09)        --
                                                 ----------------------------------------------------------------------
Total distributions ...........................           (.13)       (.09)      (.19)     (.38)      (.39)        --
                                                 ----------------------------------------------------------------------
Redemption fees ...............................             -- c        -- c       --        --         --         --
                                                 ----------------------------------------------------------------------
Net asset value, end of period ................         $10.97       $9.46      $8.69    $ 9.56     $10.43     $10.43
                                                 ======================================================================

Total return b ................................         17.56%      10.00%    (7.07)%   (4.75)%      3.99%     24.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $191,733    $138,026    $87,135   $64,360    $53,313    $16,765
Ratios to average net assets:
 Expenses .....................................          1.92% e     1.97%      1.91%     1.93%      1.90%      1.91% e
 Net investment income (loss) .................         (.60)% e     1.04%       .88%     1.83%      1.54%      2.14% e
Portfolio turnover rate .......................         13.48%      33.36%     34.15%    21.38%     44.77%     26.11%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period January 1, 1999 (effective date) to August 31, 1999.
eAnnualized.


10 |  Semiannual Report
page

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004           YEAR ENDED AUGUST 31,
CLASS C                                             (UNAUDITED)       2003        2002        2001        2000        1999
                                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........          $9.47       $8.69       $9.55      $10.39       $10.31       $ 8.30
                                                 ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...............           (.03)        .08         .08         .18          .14          .19
 Net realized and unrealized gains (losses) ...           1.68         .77        (.76)       (.66)         .25         2.79
                                                 ----------------------------------------------------------------------------
Total from investment operations ..............           1.65         .85        (.68)       (.48)         .39         2.98
                                                 ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.13)       (.07)       (.18)       (.15)        (.22)        (.20)
 Net realized gains ...........................             --          --          --        (.21)        (.09)        (.77)
                                                 ----------------------------------------------------------------------------
Total distributions ...........................           (.13)       (.07)       (.18)       (.36)        (.31)        (.97)
                                                 ----------------------------------------------------------------------------
Redemption fees ...............................             -- c        -- c        --          --           --          --
                                                 ----------------------------------------------------------------------------
Net asset value, end of period ................         $10.99       $9.47       $8.69      $ 9.55       $10.39       $10.31
                                                 ============================================================================

Total return b ................................         17.57%       9.94%     (7.10)%     (4.68)%        3.94%       39.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $1,193,451    $900,811    $793,143    $899,275   $1,127,869   $1,196,084
Ratios to average net assets:
 Expenses .....................................          1.92% d     1.97%       1.91%       1.92%        1.90%        1.88%
 Net investment income (loss) .................         (.60)% d     1.04%        .88%       1.80%        1.39%        2.15%
Portfolio turnover rate .......................         13.48%      33.36%      34.15%      21.38%       44.77%       26.11%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.




                                                          Semiannual Report | 11
page

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                     ---------------------------------------------
                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                     FEBRUARY 29, 2004             AUGUST 31,
CLASS R                                                               (UNAUDITED)              2003         2002 d
                                                                     ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................         $9.56              $8.81        $9.30
                                                                     ---------------------------------------------
Income from investment operations:
 Net investment income a .........................................          (.01)               .14          .14
 Net realized and unrealized gains (losses) ......................          1.69                .76         (.63)
                                                                     ---------------------------------------------
Total from investment operations .................................          1.68                .90         (.49)
                                                                     ---------------------------------------------
Less distributions from net investment income ....................          (.18)              (.15)          --
                                                                     ---------------------------------------------
Redemption fees ..................................................            -- c               -- c         --
                                                                     ---------------------------------------------
Net asset value, end of period ...................................        $11.06              $9.56        $8.81
                                                                     =============================================

Total return b ...................................................        17.81%             10.46%      (5.27)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................       $96,882            $55,346       $5,641
Ratios to average net assets:
 Expenses ........................................................         1.42% e            1.47%        1.41% e
 Net investment income (loss) ....................................        (.10)% e            1.54%        1.38% e
Portfolio turnover rate ..........................................        13.48%             33.36%       34.15%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period January 2, 2002 (effective date) to August 31, 2002.
eAnnualized.




12 |  Semiannual Report
page

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 FEBRUARY 29, 2004           YEAR ENDED AUGUST 31,
ADVISOR CLASS                                       (UNAUDITED)       2003        2002         2001         2000        1999
                                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........          $9.59       $8.81       $9.69       $10.56       $10.50       $8.44
                                                 ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................            .02         .17         .17          .28          .26         .29
 Net realized and unrealized gains (losses) ...           1.70         .77        (.77)        (.68)         .24        2.81
                                                 ----------------------------------------------------------------------------
Total from investment operations ..............           1.72         .94        (.60)        (.40)         .50        3.10
                                                 ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.21)       (.16)       (.28)        (.26)        (.35)       (.27)
 Net realized gains ...........................             --          --          --         (.21)        (.09)       (.77)
                                                 ----------------------------------------------------------------------------
Total distributions ...........................           (.21)       (.16)       (.28)        (.47)        (.44)      (1.04)
                                                 ----------------------------------------------------------------------------
Redemption fees ...............................             -- c        -- c        --           --           --          --
                                                 ----------------------------------------------------------------------------
Net asset value, end of period ................         $11.10       $9.59       $8.81        $9.69       $10.56      $10.50
                                                 ============================================================================

Total return b ................................         18.12%      11.11%     (6.15)%      (3.81)%        5.03%      40.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $704,619    $421,725    $297,866     $102,846     $117,129     $77,203
Ratios to average net assets:
 Expenses .....................................           .92% d      .97%        .91%         .93%         .90%        .88%
 Net investment income ........................           .40% d     2.04%       1.88%        2.78%        2.45%       3.18%
Portfolio turnover rate .......................         13.48%      33.36%      34.15%       21.38%       44.77%      26.11%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dAnnualized.




                     Semiannual Report | See notes to financial statements. | 13 page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 85.7%
   ARGENTINA
a  Inversiones y Representacion SA .....                 Real Estate                             4         $             4
a  Inversiones y Representacion SA, GDR                  Real Estate                       178,776               1,746,646
a  Petrobras Energia Participaciones
    SA, B, ADR .........................                  Oil & Gas                        208,455               2,782,874
                                                                                                           ----------------
                                                                                                                 4,529,524
                                                                                                           ----------------
   AUSTRALIA .7%
   Alumina Ltd. ........................               Metals & Mining                      61,470                 260,850
   APN News & Media Ltd. ...............                    Media                        2,131,074               6,330,297
   BHP Billiton Ltd. ...................               Metals & Mining                     109,158               1,032,550
   Brambles Industries Ltd. ............       Commercial Services & Supplies            1,267,188               5,191,590
   John Fairfax Holdings Ltd. ..........                    Media                        6,468,631              16,919,087
   Qantas Airways Ltd. .................                  Airlines                      26,394,824              75,554,010
   Qantas Airways Ltd., 144A ...........                  Airlines                       1,383,719               3,960,834
   Woodside Petroleum Ltd. .............                  Oil & Gas                         38,500                 452,106
                                                                                                           ----------------
                                                                                                               109,701,324
                                                                                                           ----------------
   BERMUDA 2.4%
   Ace Ltd. ............................                  Insurance                      4,483,425             201,574,788
   XL Capital Ltd., A ..................                  Insurance                      2,110,174             161,765,939
                                                                                                           ----------------
                                                                                                               363,340,727
                                                                                                           ----------------
   BRAZIL
   Banco Itau Holdings Financeira
    SA, ADR ............................              Commercial Banks                      12,331                 585,722
   Embraer-Empresa Brasileira de
    Aeronautica SA, ADR ................             Aerospace & Defense                   150,000               4,528,500
                                                                                                           ----------------
                                                                                                                 5,114,222
                                                                                                           ----------------
   CANADA 2.9%
   Barrick Gold Corp. ..................               Metals & Mining                   5,193,770             105,404,403
   BCE Inc. ............................   Diversified Telecommunication Services        6,681,409             145,853,154
a  Celestica Inc. ......................     Electronic Equipment & Instruments             18,710                 320,723
   Husky Energy Inc. ...................                  Oil & Gas                         32,730                 623,254
   Toronto Dominion Bank ...............              Commercial Banks                   1,603,600              40,783,343
   TransCanada Corp. ...................                Gas Utilities                    6,991,467             144,388,709
                                                                                                           ----------------
                                                                                                               437,373,586
                                                                                                           ----------------
   CHILE
   Cia de Telecomunicaciones de
    Chile SA, ADR ......................   Diversified Telecommunication Services           46,880                 735,078
                                                                                                           ----------------
   CHINA .6%
   Guangdong Electric Power
    Development Co Ltd., B .............             Electric Utilities                    757,704                 646,358
   PetroChina Co. Ltd., H ..............                  Oil & Gas                    184,502,691              98,961,148
                                                                                                           ----------------
                                                                                                                99,607,506
                                                                                                           ----------------
   DENMARK .6%
   Vestas Wind Systems AS ..............            Electrical Equipment                 5,182,951              98,515,475
                                                                                                           ----------------






14 |  Semiannual Report
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINLAND 4.0%
   M-real OY, B ........................           Paper & Forest Products               2,834,000         $    26,937,490
   Metso OYJ ...........................                  Machinery                      5,551,822              74,361,842
   Sampo-Leonia OYJ, 144A ..............                  Insurance                      5,143,000              57,703,229
   Sampo-Leonia OYJ, A .................                  Insurance                      8,031,280              90,109,040
   Stora Enso OYJ, R ...................           Paper & Forest Products               2,309,631              30,677,231
   Stora Enso OYJ, R (EUR/FIM traded) ..           Paper & Forest Products               9,072,760             120,507,193
   Stora Enso OYJ, R (SEK traded) ......           Paper & Forest Products                  44,900                 600,138
   UPM-Kymmene Corp. ...................           Paper & Forest Products              10,428,058             205,366,002
                                                                                                           ----------------
                                                                                                               606,262,165
                                                                                                           ----------------
   FRANCE 3.9%
   Accor SA ............................         Hotels Restaurants & Leisure                5,610                 246,125
   Aventis SA ..........................               Pharmaceuticals                   4,097,020             313,577,317
   Galeries Lafayette SA ...............              Multiline Retail                      68,809              11,242,602
   Michelin SA, B ......................               Auto Components                      13,440                 647,928
   Societe BIC SA ......................       Commercial Services & Supplies              818,992              35,402,174
   Suez SA .............................     Multi-Utilities & Unregulated Power         6,378,510             141,624,907
   Total SA, B .........................                  Oil & Gas                          5,047                 921,821
   Valeo SA ............................               Auto Components                   2,139,209              98,477,559
                                                                                                           ----------------
                                                                                                               602,140,433
                                                                                                           ----------------
   GERMANY 5.5%
   Adidas-Salomon AG ...................       Textiles Apparel & Luxury Goods             864,290              97,508,209
   BASF AG .............................                  Chemicals                      4,064,546             216,148,216
   Bayer AG, Br. .......................                  Chemicals                      3,008,633              85,231,456
   Celesio AG ..........................      Health Care Providers & Services             776,204              40,814,773
   Deutsche Post AG ....................           Air Freight & Logistics               3,206,707              76,499,105
   E.ON AG .............................             Electric Utilities                  2,251,350             152,033,190
   Merck KGAA ..........................               Pharmaceuticals                      15,780                 696,035
   Muenchener Rueckversicherungs-
    Gesellschaft .......................                  Insurance                        865,770             101,117,478
   Muenchener Rueckversicherungs-
    Gesellschaft, 144A .................                  Insurance                        154,525              18,047,724
   Volkswagen AG .......................                 Automobiles                       814,667              38,565,676
a  WCM Beteiligungs &
    Grundbesitz AG .....................       Diversified Financial Services            6,978,162              11,618,276
                                                                                                           ----------------
                                                                                                               838,280,138
                                                                                                           ----------------
   HONG KONG 10.9%
   Asia Satellite Telecommunications
    Holdings Ltd. ......................   Diversified Telecommunication Services          210,500                 419,169
   Cheung Kong Holdings Ltd. ...........                 Real Estate                    44,021,058             419,916,051
   China Mobile (Hong Kong)
    Ltd., fgn. .........................     Wireless Telecommunication Services        33,833,749             119,750,481
   CLP Holdings Ltd. ...................             Electric Utilities                 35,126,499             180,960,914
   CNOOC Ltd. ..........................                  Oil & Gas                     25,405,205              51,405,407
   CNOOC Ltd., ADR .....................                  Oil & Gas                        739,886              30,172,551
   Giordano International Ltd. .........              Specialty Retail                   1,124,000                 682,297
   Hang Lung Group Ltd. ................                 Real Estate                    28,292,783              44,344,631


                                                          Semiannual Report | 15
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG (CONT.)
   Hang Lung Properties Ltd. ...........                 Real Estate                       339,500         $       490,679
   Hong Kong Electric Holdings Ltd. ....             Electric Utilities                 27,682,304             118,782,987
   Hung Hing Printing Group Ltd. .......           Paper & Forest Products                 848,000                 675,450
   Hutchison Whampoa Ltd. ..............          Industrial Conglomerates              37,245,724             313,417,515
   Lerado Group Holdings Co. Ltd. ......       Textiles Apparel & Luxury Goods           2,326,000                 475,130
   MTR Corp. Ltd. ......................                 Road & Rail                    36,883,500              58,520,042
   SCMP Group Ltd. .....................                    Media                       76,329,780              34,076,451
   Shangri-La Asia Ltd. ................         Hotels Restaurants & Leisure           58,750,670              55,098,684
   Swire Pacific Ltd., A ...............       Diversified Financial Services           24,142,522             169,038,130
   Yue Yuen Industrial Holdings Ltd. ...       Textiles Apparel & Luxury Goods          20,934,910              60,514,460
                                                                                                           ----------------
                                                                                                             1,658,741,029
                                                                                                           ----------------
   INDIA 2.2%
   Gail (India) Ltd. ...................                Gas Utilities                   12,478,500              55,682,220
   Gail (India) Ltd., GDR, 144A ........                Gas Utilities                       33,440                 911,240
   Gujarat Ambuja Cements Ltd., GDR ....           Construction Materials                   77,335                 515,051
   Housing Development Finance
    Corp. Ltd. .........................         Thrifts & Mortgage Finance              1,639,242              22,101,773
   ICICI Bank Ltd. .....................              Commercial Banks                  11,341,987              68,149,709
b  Satyam Computers Services Ltd. ......                 IT Services                    18,631,754             127,520,527
   Tata Motors Ltd. ....................                 Automobiles                     5,815,200              65,563,214
                                                                                                           ----------------
                                                                                                               340,443,734
                                                                                                           ----------------
   ISRAEL .5%
a  Check Point Software
    Technologies Ltd. ..................                  Software                       3,063,738              70,527,249
                                                                                                        -------------------
   ITALY .6%
   Banca Intesa SpA ....................              Commercial Banks                          -- c                     1
   Eni SpA .............................                  Oil & Gas                      4,940,070              96,796,720
                                                                                                           ----------------
                                                                                                                96,796,721
                                                                                                           ----------------
   JAPAN 11.4%
   Acom Co. Ltd. .......................              Consumer Finance                   1,757,150             105,821,408
   Denso Corp. .........................               Auto Components                      34,500                 721,513
   East Japan Railway Co. ..............                 Road & Rail                        17,440              81,405,821
   Fanuc Ltd. ..........................                  Machinery                          9,500                 596,467
   Hitachi Ltd. ........................     Electronic Equipment & Instruments         31,131,200             203,153,447
   Japan Airport Terminal Co. Ltd. .....         Transportation Infrastructure              91,000                 691,287
   KAO Corp. ...........................             Household Products                     39,000                 822,762
   Kurita Water Industries Ltd. ........                  Machinery                         19,600                 226,568
   Makita Corp. ........................             Household Durables                  3,952,700              46,957,757
   Matsushita Electric
    Industrial Co. Ltd. ................             Household Durables                     31,000                 451,977
   Meitec Corp. ........................       Commercial Services & Supplies               17,000                 600,586
   NEC Corp. ...........................           Computers & Peripherals              11,880,000              87,420,099
   Nintendo Co. Ltd. ...................                  Software                       1,560,400             149,956,068
   Nippon Telegraph &
    Telephone Corp. ....................   Diversified Telecommunication Services           68,825             318,739,246
   Nomura Holdings Inc. ................               Capital Markets                  11,834,480             187,926,257
   Ono Pharmaceutical Co. Ltd. .........               Pharmaceuticals                   1,717,000              74,645,341
   Pioneer Corp. .......................             Household Durables                     45,000               1,247,940


16 |  Semiannual Report
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Shinsei Bank ........................              Commercial Banks                   1,953,000         $    14,424,959
   Sompo Japan Insurance Inc. ..........                  Insurance                     13,537,000             114,852,636
   Sony Corp. ..........................             Household Durables                  8,470,000             345,745,927
                                                                                                           ----------------
                                                                                                             1,736,408,066
                                                                                                           ----------------
   MEXICO 2.3%
   Cemex SA ............................           Construction Materials                4,086,318              24,005,664
   Cemex SA, ADR .......................           Construction Materials                3,259,731              94,043,239
   Grupo Aeroportuario del Sureste SA
    de CV, ADR .........................         Transportation Infrastructure              29,060                 637,867
   Grupo Continental SA ................                  Beverages                        203,148                 399,337
   Kimberly Clark de Mexico SA de CV, A              Household Products                    158,795                 420,793
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR .............................   Diversified Telecommunication Services        6,623,283             224,992,924
   Wal-Mart de Mexico SA de CV, V, ADR .          Food & Staples Retailing                  19,494                 597,268
                                                                                                           ----------------
                                                                                                               345,097,092
                                                                                                           ----------------
   NETHERLANDS 4.7%
   Akzo Nobel NV .......................                  Chemicals                      3,068,284             118,144,355
   IHC Caland NV .......................         Energy Equipment & Services                 8,730                 424,118
   ING Groep NV ........................       Diversified Financial Services            3,026,560              74,006,561
   Koninklijke Philips Electronics NV ..             Household Durables                  5,209,072             158,246,848
   Reed Elsevier NV ....................                    Media                        5,422,500              74,381,422
   Rodamco Europe NV ...................       Diversified Financial Services            2,249,350             139,712,742
   Royal Dutch Petroleum Co. ...........                  Oil & Gas                      3,013,000             148,622,815
                                                                                                           ----------------
                                                                                                               713,538,861
                                                                                                           ----------------
   NEW ZEALAND .4%
   Telecom Corp. of New
    Zealand Ltd. .......................   Diversified Telecommunication Services       13,993,425              54,964,954
                                                                                                           ----------------
   NORWAY 1.0%
   Norsk Hydro ASA .....................                  Oil & Gas                      1,591,030             114,251,208
   Norske Skogindustrier ASA, A ........           Paper & Forest Products               2,174,800              44,333,549
                                                                                                           ----------------
                                                                                                               158,584,757
                                                                                                           ----------------
   PERU
   Credicorp Ltd. ......................              Commercial Banks                      21,700                 282,100
                                                                                                           ----------------
   PHILIPPINES .1%
   Ayala Land Inc. .....................                 Real Estate                   105,116,880              10,265,321
a  Philippine Long Distance Telephone
    Co. ................................   Diversified Telecommunication Services          315,200               5,428,693
a  Philippine Long Distance Telephone
    Co., ADR ...........................   Diversified Telecommunication Services           12,530                 218,523
                                                                                                           ----------------
                                                                                                                15,912,537
                                                                                                           ----------------
   PORTUGAL
   Portugal Telecom SGPS SA ............   Diversified Telecommunication Services           61,840                 697,672
                                                                                                           ----------------
   SINGAPORE .6%
   DBS Group Holdings Ltd. .............              Commercial Banks                   4,936,740              42,631,856


                                                          Semiannual Report | 17
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE (CONT.)
   Singapore Airlines Ltd. .............                  Airlines                       6,165,985         $    42,018,168
   United Overseas Bank Ltd. ...........              Commercial Banks                      96,000                 795,183
   Want Want Holdings Ltd. .............                Food Products                      280,000                 313,600
                                                                                                           ----------------
                                                                                                                85,758,807
                                                                                                           ----------------
   SOUTH AFRICA .4%
   Old Mutual PLC ......................                  Insurance                     37,041,700              65,305,029
                                                                                                           ----------------
   SOUTH KOREA 5.0%
   Hana Bank ...........................              Commercial Banks                   3,808,740              82,587,475
   Kookmin Bank ........................              Commercial Banks                   4,192,950             175,062,793
   Kookmin Bank, ADR ...................              Commercial Banks                      16,614                 689,979
   Koram Bank ..........................              Commercial Banks                     492,070               6,255,482
   KT Corp., ADR .......................   Diversified Telecommunication Services        4,347,924              82,697,514
   POSCO ...............................               Metals & Mining                     511,500              75,246,173
   Samsung Electronics
    Co. Ltd. ........................... Semiconductors & Semiconductor Equipment          377,805             175,088,202
   Samsung Electronics Co. Ltd.,
    GDR, Reg S ......................... Semiconductors & Semiconductor Equipment            4,500               1,055,250
   Shinhan Financial Group Co. Ltd. ....              Commercial Banks                   4,350,240              80,087,327
   SK Telecom Co. Ltd., ADR ............     Wireless Telecommunication Services         3,383,026              84,609,480
                                                                                                           ----------------
                                                                                                               763,379,675
                                                                                                           ----------------
   SPAIN 2.1%
   Iberdrola SA, Br. ...................             Electric Utilities                  5,754,512             118,689,536
   Repsol YPF SA .......................                  Oil & Gas                     10,015,423             205,328,429
a  Telefonica SA, ADR ..................   Diversified Telecommunication Services            7,612                 374,565
                                                                                                           ----------------
                                                                                                               324,392,530
                                                                                                           ----------------
   SWEDEN 2.8%
   Atlas Copco AB, A ...................                  Machinery                      1,020,560              36,535,724
   Holmen Aktiebolag AB, B .............           Paper & Forest Products               3,653,879             126,635,607
   Nordea Bank AB (SEK Traded) .........              Commercial Banks                   7,106,560              49,164,160
   Nordea Bank AB (EUR Traded) .........              Commercial Banks                     132,030                 917,023
   Sandvik AB ..........................                  Machinery                      4,559,159             146,068,002
   Securitas AB, B .....................       Commercial Services & Supplies            4,472,010              68,484,074
   Volvo AB, B .........................                  Machinery                         17,655                 554,965
                                                                                                           ----------------
                                                                                                               428,359,555
                                                                                                           ----------------
   SWITZERLAND 4.6%
   Adecco SA ...........................       Commercial Services & Supplies                4,440                 220,768
   Nestle SA ...........................                Food Products                      644,393             169,970,989
   Novartis AG .........................               Pharmaceuticals                   3,209,748             141,400,260
   Swiss Reinsurance Co. ...............                  Insurance                      3,267,305             235,133,796
   UBS AG ..............................               Capital Markets                   2,057,899             151,176,707
                                                                                                           ----------------
                                                                                                               697,902,520
                                                                                                           ----------------
   TAIWAN 1.1%
a  ASE Test Ltd. .......................       Commercial Services & Supplies               27,120                 335,474
   Chunghwa Telecom
    Co. Ltd., ADR ......................   Diversified Telecommunication Services        2,336,100              38,405,484
   Compal Electronics Inc. .............           Computers & Peripherals              47,472,000              64,045,570


18 |  Semiannual Report
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
   Taiwan Semiconductor
    Manufacturing Co. .................. Semiconductors & Semiconductor Equipment       37,159,992         $    70,743,801
a  United Microelectronics
    Corp., ADR ......................... Semiconductors & Semiconductor Equipment           70,403                 366,800
                                                                                                           ----------------
                                                                                                               173,897,129
                                                                                                           ----------------
   THAILAND
a  Bangkok Bank Public Co. Ltd., fgn. ..              Commercial Banks                     126,400                 316,113
                                                                                                           ----------------
   UNITED KINGDOM 14.4%
   Abbey National PLC ..................              Commercial Banks                  13,721,124             123,499,028
   Amvescap PLC ........................               Capital Markets                      73,000                 577,457
   BAE Systems PLC .....................             Aerospace & Defense                18,852,986              66,563,618
   BHP Billiton PLC ....................               Metals & Mining                   8,379,597              76,821,396
   BP PLC ..............................                  Oil & Gas                     24,905,551             200,016,279
   BP PLC, ADR .........................                  Oil & Gas                          5,110                 251,412
   Brambles Industries PLC .............       Commercial Services & Supplies              119,658                 465,219
   British Land Co. PLC ................                 Real Estate                     6,543,798              78,328,843
   Cable & Wireless PLC ................   Diversified Telecommunication Services          144,500                 376,100
   Cadbury Schweppes PLC ...............                Food Products                    9,901,881              81,589,221
   GKN PLC .............................               Auto Components                  16,047,100              81,672,398
   GlaxoSmithKline PLC .................               Pharmaceuticals                  12,354,569             257,019,056
   Hanson PLC ..........................           Construction Materials                  110,440                 890,529
   HSBC Holdings PLC ...................              Commercial Banks                       6,954                 112,986
   HSBC Holdings PLC (GBP Traded) ......              Commercial Banks                   2,131,154              35,045,345
a  International Power PLC .............     Multi-Utilities & Unregulated Power        11,957,713              31,178,597
   Kidde PLC ...........................            Electrical Equipment                20,644,272              36,491,916
   Lloyds TSB Group PLC ................              Commercial Banks                  11,819,632              98,213,607
   Marks & Spencer Group PLC ...........              Multiline Retail                     540,843               2,940,837
   National Grid Transco PLC ...........     Multi-Utilities & Unregulated Power        12,508,000              99,813,306
   Pearson PLC .........................                    Media                        9,581,373             110,243,134
   Persimmon PLC .......................             Household Durables                  7,446,812              78,911,193
   Reckitt Benckiser PLC ...............             Household Products                     50,662               1,321,904
   Reed Elsevier PLC ...................                    Media                          100,000                 920,015
   Rentokil Initial PLC ................       Commercial Services & Supplies           14,558,700              52,820,374
   Reuters Group PLC ...................                    Media                        4,925,220              35,738,351
   Rolls-Royce Group PLC ...............             Aerospace & Defense                20,896,773              85,316,694
   Shell Transport & Trading Co. PLC ...                  Oil & Gas                     22,982,568             156,956,203
a  Shire Pharmaceuticals Group PLC .....               Pharmaceuticals                   3,250,478              32,981,328
   Smiths Group PLC ....................          Industrial Conglomerates              10,942,447             135,244,868
   Tesco PLC ...........................          Food & Staples Retailing                 253,122               1,209,593
   Unilever PLC ........................                Food Products                   16,882,686             176,236,631
   United Business Media PLC ...........                    Media                           51,780                 531,878
   Vodafone Group PLC ..................     Wireless Telecommunication Services           385,284                 959,903
   Yell Group ..........................                    Media                        9,569,253              59,935,472
                                                                                                           ----------------
                                                                                                             2,201,194,691
                                                                                                           ----------------
    TOTAL COMMON STOCKS
    (COST $10,735,691,612) .............                                                                    13,098,100,999
                                                                                                           ----------------


                                                          Semiannual Report | 19
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                        SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS 1.8%
   BRAZIL .4%
   Aracruz Celulose SA, ADR, pfd. ......           Paper & Forest Products                  33,415         $     1,207,952
   Cia Vale do Rio Doce, ADR, pfd., A ..               Metals & Mining                   1,128,801              56,157,850
   Tele Norte Leste Participacoes SA,
    ADR, pfd. ..........................   Diversified Telecommunication Services           20,012                 291,175
   Telemig Celular Participacoes
    SA, ADR, pfd. ......................     Wireless Telecommunication Services            10,710                 431,077
                                                                                                           ----------------
                                                                                                                58,088,054
                                                                                                           ----------------
   GERMANY .9%
   Volkswagen AG, pfd. .................                 Automobiles                     4,146,234             132,913,581
                                                                                                           ----------------
   SOUTH KOREA .5%
   Samsung Electronics
    Co. Ltd., pfd. ..................... Semiconductors & Semiconductor Equipment          310,500              86,073,979
                                                                                                           ----------------
    TOTAL PREFERRED STOCKS
     (COST $181,844,046) ...............                                                                       277,075,614
                                                                                                           ----------------

                                                                                  --------------------
                                                                                   PRINCIPAL AMOUNT d
                                                                                  --------------------

   BONDS & NOTES 1.5%
   ARGENTINA
   Inversiones y Representacion SA,
    cvt., 8.00%, 11/14/07 ..............                                            $    1,335,565         $     2,537,574
                                                                                                           ----------------
   AUSTRALIA .3%
   New South Wales Treasury Corp.,
    8.00%, 3/01/08 .....................                                                59,330,000 AUD          49,574,234
                                                                                                           ----------------
   CANADA .1%
   Government of Canada,
    6.00%, 6/01/11 .....................                                                16,060,000 CAD          13,385,129
                                                                                                           ----------------
   FRANCE
   Axa SA, cvt., zero cpn., 12/21/04 ...                                                    11,602 EUR             251,406
                                                                                                           ----------------
   NEW ZEALAND .5%
     Government of New Zealand,
     8.00%, 11/15/06 ...................                                                31,330,000 NZD          22,762,084
     7.00%, 7/15/09 ....................                                                31,710,000 NZD          23,001,211
   New Zealand Government,
    6.50%, 2/15/06 .....................                                                31,000,000 NZD          21,628,159
                                                                                                           ----------------
                                                                                                                67,391,454
                                                                                                           ----------------
   SOUTH KOREA .1%
   Korea Telecom Corp., cvt., 144A,
    .25%, 1/04/07 ......................                                                 9,500,000               9,701,875
                                                                                                           ----------------
   SPAIN .4%
     Government of Spain,
     4.50%, 7/30/04 ....................                                                23,575,000 EUR          29,598,703
     5.00%, 7/30/12 ....................                                                25,160,000 EUR          33,662,125
                                                                                                           ----------------
                                                                                                                63,260,828
                                                                                                           ----------------






20 |  Semiannual Report
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT d            VALUE
----------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES (CONT.)
   SWEDEN .1%
   Kingdom of Sweden, 5.50%,
    10/08/12 ...........................                                            $   97,360,000 SEK     $    14,154,252
                                                                                                           ----------------
    TOTAL BONDS & NOTES
     (COST $253,986,489) ...............                                                                       220,256,752
                                                                                                           ----------------
   SHORT TERM INVESTMENTS 10.9%
   AUSTRALIA .8%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 .....................                                               118,000,000 AUD          92,763,774
   Queensland Treasury Corp.,
    6.50%, 6/14/05 .....................                                                32,000,000 AUD          24,998,264
                                                                                                           ----------------
                                                                                                               117,762,038
                                                                                                           ----------------
   DENMARK .1%
   Denmark Treasury Bill, 2.12%,
    11/01/04 ...........................                                                60,000,000 DKK           9,856,521
                                                                                                           ----------------
   FRANCE .4%
   French Treasury Bill, zero cpn.,
    9/30/04 ............................                                                55,500,000 EUR          68,186,325
                                                                                                           ----------------
   GERMANY .4%
   German Treasury Bill,
    1.98%, 6/16/04 .....................                                                56,000,000 EUR          69,152,572
                                                                                                           ----------------
   NEW ZEALAND 1.0%
   Government of New Zealand,
     Strip, 12/22/04 ...................                                                71,500,000 NZD          46,727,913
     Strip, 9/22/04 ....................                                                73,500,000 NZD          48,727,811
   New Zealand Treasury Bills, 5.38% to
    5.40%, with maturities to 6/16/04 ..                                                84,000,000 NZD          57,021,242
                                                                                                           ----------------
                                                                                                               152,476,966
                                                                                                           ----------------
   NORWAY .1%
   Norwegian Treasury Bill, 2.02%,
    9/15/04 ............................                                               105,000,000 NOK          14,776,301
                                                                                                           ----------------
   SWEDEN .6%
   Kingdom of Sweden, 6.00%,
    2/09/05 ............................                                               186,000,000 SEK          25,781,446
   Sweden Treasury Bills, 2.50% to
    2.94%, with maturities to 12/15/04 .                                               460,000,000 SEK          60,684,057
                                                                                                           ----------------
                                                                                                                86,465,503
                                                                                                           ----------------
   THAILAND .1%
   Bank of Thailand, zero cpn., 11/11/04                                               300,000,000 THB           7,533,415
   Thailand Treasury Bills, 1.38% to 1.41%,
    with maturities to 10/28/04 ........                                               508,000,000 THB          12,767,903
                                                                                                           ----------------
                                                                                                                20,301,318
                                                                                                           ----------------


                                                          Semiannual Report | 21
page

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT d            VALUE
----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   UNITED STATES 7.4%
   U.S. Treasury Bills, 0.832% to 0.927%,
    with maturities to 5/27/04 .........                                            $1,131,105,000         $ 1,129,658,468
                                                                                                           ----------------
    TOTAL SHORT TERM INVESTMENTS
     (COST $1,527,117,559) .............                                                                     1,668,636,012
                                                                                                           ----------------
    TOTAL INVESTMENTS
     (COST $12,698,639,706) 99.9% ......                                                                    15,264,069,377
    OTHER ASSETS, LESS LIABILITIES .1% .                                                                        20,194,752
                                                                                                           ----------------
    NET ASSETS 100.0% ..................                                                                   $15,284,264,129
                                                                                                           ================


CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro | FIM - Finnish Markka | GBP - Great British Pound | NOK - Norwegian Krone | NZD - New Zealand Dollar | SEK - Swedish Krona | THB - Thai Bhat




aNon-income producing.
bSee Note 6 regarding Holdings of 5% Voting Securities.
cRepresents 0.25 of a share.
dThe principal amount is stated in U.S. dollars unless otherwise indicated.

22 | See notes to financial statements. | Semiannual Report page

Templeton Foreign Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................  $12,602,137,150
  Cost - Non-controlled affiliated issuers ...................       96,502,556
                                                                ================
  Value - Unaffiliated issuers ...............................   15,136,548,850
  Value - Non-controlled affiliated issuers ..................      127,520,527
 Cash ........................................................        1,642,659
 Foreign currency, at value (cost $92,531) ...................           38,177
 Receivables:
  Investment securities sold .................................       74,831,024
  Capital shares sold ........................................       44,929,630
  Dividends and interest .....................................       27,652,880
                                                                ----------------
      Total assets ...........................................   15,413,163,747
                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ............................       73,173,628
  Capital shares redeemed ....................................       24,395,425
  Affiliates .................................................       13,679,805
  Deferred tax liability (Note 1f) ...........................       14,747,820
 Other liabilities ...........................................        2,902,940
                                                                ----------------
      Total liabilities ......................................      128,899,618
                                                                ----------------
        Net assets, at value .................................  $15,284,264,129
                                                                ================
Net assets consist of:
 Undistributed net investment income .........................  $   (36,349,663)
 Net unrealized appreciation (depreciation) ..................    2,551,788,788
 Accumulated net realized gain (loss) ........................     (507,632,939)
 Capital shares ..............................................   13,276,457,943
                                                                ----------------
        Net assets, at value .................................  $15,284,264,129
                                                                ================



                                                          Semiannual Report | 23
page

Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 29, 2004 (unaudited)


CLASS A:
 Net assets, at value ......................................................  $13,097,579,045
                                                                              ================
 Shares outstanding ........................................................    1,178,144,652
                                                                              ================
 Net asset value per share a ...............................................           $11.12
                                                                              ================
 Maximum offering price per share (net asset value per share  / 94.25%) ....           $11.80
                                                                              ================
CLASS B:
 Net assets, at value ......................................................  $   191,733,174
                                                                              ================
 Shares outstanding ........................................................       17,480,585
                                                                              ================
 Net asset value and maximum offering price per share a ....................           $10.97
                                                                              ================
CLASS C:
 Net assets, at value ......................................................  $ 1,193,451,371
                                                                              ================
 Shares outstanding ........................................................      108,617,417
                                                                              ================
 Net asset value and maximum offering price per share a ....................           $10.99
                                                                              ================
CLASS R:
 Net assets, at value ......................................................  $    96,881,796
                                                                              ================
 Shares outstanding ........................................................        8,761,411
                                                                              ================
 Net asset value and maximum offering price per share a ....................           $11.06
                                                                              ================
ADVISOR CLASS:
 Net assets, at value ......................................................  $   704,618,743
                                                                              ================
 Shares outstanding ........................................................       63,496,674
                                                                              ================
 Net asset value and maximum offering price per share ......................           $11.10
                                                                              ================



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

24 | See notes to financial statements. | Semiannual Report page

Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment Income:
 (Net of foreign taxes of $7,357,202)
 Dividends:
  Unaffiliated issuers ....................................................  $   70,859,061
  Non-controlled affiliated issuers .......................................         493,611
  Interest ................................................................      16,064,934
                                                                             ---------------
      Total investment income .............................................      87,417,606
                                                                             ---------------
Expenses:
 Management fees (Note 3) .................................................      40,455,814
 Administrative fees (Note 3) .............................................       5,172,139
 Distribution fees (Note 3)
  Class A .................................................................      14,332,996
  Class B .................................................................         822,115
  Class C .................................................................       5,211,378
  Class R .................................................................         185,767
 Transfer agent fees (Note 3) .............................................      12,190,300
 Custodian fees ...........................................................       2,366,400
 Reports to shareholders ..................................................         405,000
 Registration and filing fees .............................................         233,500
 Professional fees ........................................................         159,300
 Directors' fees and expenses .............................................          72,500
 Other ....................................................................          62,400
                                                                             ---------------
      Total expenses ......................................................      81,669,609
                                                                             ---------------
        Net investment income .............................................       5,747,997
                                                                             ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................     272,738,383
  Foreign currency transactions ...........................................        (403,042)
                                                                             ---------------
      Net realized gain (loss) ............................................     272,335,341
 Net unrealized appreciation (depreciation) on:
  Investments .............................................................   1,910,208,565
  Translation of assets and liabilities denominated in foreign currencies .       1,111,286
  Deferred taxes (Note 1f) ................................................      (9,726,469)
                                                                             ---------------
      Net unrealized appreciation (depreciation) ..........................   1,901,593,382
                                                                             ---------------
Net realized and unrealized gain (loss) ...................................   2,173,928,723
                                                                             ---------------
Net increase (decrease) in net assets resulting from operations ...........  $2,179,676,720
                                                                             ===============




                     Semiannual Report | See notes to financial statements. | 25 page

Templeton Foreign Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003

                                                                                       ------------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       FEBRUARY 29, 2004   AUGUST 31, 2003
                                                                                       ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................  $     5,747,997    $   165,956,216
  Net realized gain (loss) from investments and
   foreign currency transactions .....................................................      272,335,341       (279,991,963)
  Net unrealized appreciation (depreciation) on investments, translation of assets and
 liabilities denominated in foreign currencies, and deferred taxes ...................    1,901,593,382      1,245,619,802
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations ................    2,179,676,720      1,131,584,055
Distributions to shareholders from:
 Net investment income:
  Class A ............................................................................     (204,009,975)      (133,578,786)
  Class B ............................................................................       (2,057,816)          (899,326)
  Class C ............................................................................      (12,329,941)        (6,554,060)
  Class R ............................................................................       (1,184,897)          (287,825)
  Advisor Class ......................................................................      (10,826,764)        (5,646,522)
                                                                                       ------------------------------------
 Total distributions to shareholders .................................................     (230,409,393)      (146,966,519)
Capital share transactions (Note 2):
  Class A ............................................................................    1,523,770,426        716,963,192
  Class B ............................................................................       29,409,136         38,303,749
  Class C ............................................................................      137,989,117         33,901,022
  Class R ............................................................................       30,831,543         43,058,351
  Advisor Class ......................................................................      200,701,901         85,438,208
                                                                                       ------------------------------------
Total capital share transactions .....................................................    1,922,702,123        917,664,522
Redemption fees (Note 1h) ............................................................          106,285            144,269
       Net increase (decrease) in net assets .........................................    3,872,075,735      1,902,426,327
Net assets:
 Beginning of period .................................................................   11,412,188,394      9,509,762,067
                                                                                       ------------------------------------
 End of period .......................................................................  $15,284,264,129    $11,412,188,394
                                                                                       ====================================
Undistributed net investment income included in net assets:
 End of period .......................................................................  $   (36,349,663)   $   188,311,733
                                                                                       ====================================




26 | See notes to financial statements. | Semiannual Report page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.







                                                          Semiannual Report | 27
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.









28 |  Semiannual Report
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At February 29, 2004, there were 3.7 billion shares authorized ($1.00 par value), of which 2 billion shares were designated as Class A, 100 million shares as Class B, 300 million shares as Class C, 100 million shares as Class R, and 100 million shares as Advisor Class.







                                                          Semiannual Report | 29
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



2. CAPITAL STOCK (CONTINUED)

                                      -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                              YEAR ENDED
                                             FEBRUARY 29, 2004                           AUGUST 31, 2003
                                      -------------------------------------------------------------------------------
                                          SHARES             AMOUNT                SHARES                   AMOUNT
                                      -------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................  355,131,943       $3,663,162,836          712,065,887        $ 6,008,114,110
 Shares issued in reinvestment of
 distributions ......................   17,760,714          176,503,844           13,857,358            114,573,372
 Shares issued on merger
 (Note 7) ...........................    3,720,765           36,761,330            2,623,697             21,908,151
 Shares redeemed .................... (228,792,203)      (2,352,657,584)        (642,302,526)        (5,427,632,441)
                                      -------------------------------------------------------------------------------
 Net increase (decrease) ............  147,821,219       $1,523,770,426           86,244,416        $   716,963,192
                                      ===============================================================================
CLASS B SHARES:
 Shares sold ........................    3,428,959       $   35,077,447            5,913,956        $    49,394,071
 Shares issued in reinvestment of
 distributions ......................      179,187            1,748,133               94,760                773,164
 Shares redeemed ....................     (719,734)          (7,416,444)          (1,438,060)           (11,863,486)
                                      -------------------------------------------------------------------------------
 Net increase (decrease) ............    2,888,412       $   29,409,136            4,570,656        $    38,303,749
                                      ===============================================================================
CLASS C SHARES:
 Shares sold ........................   18,119,751       $  186,686,062           18,171,471        $   152,299,454
 Shares issued in reinvestment of
 distributions ......................    1,021,688            9,986,227              654,069              5,342,064
 Shares issued on merger
 (Note 7) ...........................    1,423,906           13,911,650              682,700              5,639,118
 Shares redeemed ....................   (7,070,771)         (72,594,822)         (15,631,904)          (129,379,614)
                                      -------------------------------------------------------------------------------
 Net increase (decrease) ............   13,494,574       $  137,989,117            3,876,336        $    33,901,022
                                      ===============================================================================
CLASS R SHARES:
 Shares sold ........................    4,983,774       $   51,599,510            6,978,027        $    58,937,552
 Shares issued in reinvestment of
 distributions ......................      111,580            1,102,092               34,870                287,279
 Shares redeemed ....................   (2,121,013)         (21,870,059)          (1,866,193)           (16,166,480)
                                      -------------------------------------------------------------------------------
 Net increase (decrease) ............    2,974,341       $   30,831,543            5,146,704        $    43,058,351
                                      ===============================================================================
ADVISOR CLASS SHARES:
 Shares sold ........................   22,997,050       $  236,549,227           28,200,998        $   237,039,300
 Shares issued in reinvestment of
 distributions ......................      556,199            5,523,927              319,212              2,633,633
 Shares issued on
 merger (Note 7) ....................           --                                    42,450                354,039
 Shares redeemed ....................   (4,008,637)         (41,371,253)         (18,410,771)          (154,588,764)
                                      -------------------------------------------------------------------------------
 Net increase (decrease) ............   19,544,612       $  200,701,901           10,151,889        $    85,438,208
                                      ===============================================================================







30 |  Semiannual Report
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

-------------------------------------------------------------------------------------------
  ENTITY                                                            AFFILIATION
-------------------------------------------------------------------------------------------
  Templeton Global Advisers Ltd. (TGAL)                             Investment manager
  Franklin Templeton Services, LLC (FT Services)                    Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
        0.750%          First $200 million
        0.675%          Over $200 million, up to and including $1.3 billion
        0.600%          Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $15,719,187.

Distributors has advised the Fund it received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $555,898 and $161,837, respectively.

The Fund paid transfer agent fees of $12,190,300, of which $7,066,033 was paid to Investor Services.









                                                          Semiannual Report | 31
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $12,756,206,602
                                                            ----------------
Unrealized appreciation .................................     2,923,320,608
Unrealized depreciation .................................      (415,457,833)
                                                            ----------------
Net unrealized appreciation (depreciation) ..............   $ 2,507,862,775
                                                            ================

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of securities, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses including $18,417, 772 from the merged Fiduciary International Equity Fund, $10,177,657 from the merged Templeton Latin America Fund, Inc., and $15,842,775 from the merged Templeton Pacific Growth Fund which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:
 2005 ....................................................  $  8,588,827
 2006 ....................................................     2,289,749
 2007 ....................................................     4,651,723
 2008 ....................................................    24,054,548
 2009 ....................................................     4,573,249
 2010 ....................................................   268,539,818
 2011 ....................................................   153,281,843
                                                            -------------
                                                            $465,979,757
                                                            =============

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $262,462,370. For tax purposes, such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $3,073,746,733 and $1,568,651,354, respectively.





32 |  Semiannual Report
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


6. AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Templeton Foreign Fund at February 29, 2004 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF                               NUMBER OF
                         SHARES HELD                             SHARES HELD        VALUE                        REALIZED
                       AT BEGINNING OF   GROSS       GROSS         AT END OF       AT END OF      INVESTMENT     CAPITAL
  NAME OF ISSUER          31-AUG-03    ADDITIONS  REDUCTIONS       29-FEB-04       29-FEB-04        INCOME    GAINS (LOSSES)
-----------------------------------------------------------------------------------------------------------------------------
  Satyam Computers
  Services LTD .......   18,489,560      142,194          --      18,631,754     $127,520,527      $493,611             --
                                                                                 --------------------------------------------

7. MERGERS

On May 9, 2003, the Fund acquired the net assets of each of Templeton Latin America Fund, Inc. ("TLAF") and Templeton Pacific Growth Fund ("TPGF") pursuant to plans of reorganization approved by the shareholders of each of TLAF, TPFG and the Fund. The merger with TLAF was accomplished by a tax-free exchange of 936,737 Class A shares, 257,757 Class C shares, 11,510 Advisor shares of the Fund (valued at $8.35 per share, $8.26 per share, and $8.34 per share respectively) for $10,046,833 in net assets of TLAF , including $76,620 of unrealized appreciation. The merger with TPGF was accomplished by a tax-free exchange of 1,686,960 Class A shares, 424,943 Class C shares, 30,940 Advisor shares of the Fund (valued at $8.35 per share, $8.26 per share, and $8.34 per share respectively) for $17,854,475 in net assets of TPFG , including $4,061,534 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $9,754,307,218.

On October 24, 2003, the Fund acquired the net assets of Victory International Fund ("VIF") pursuant to a plan of reorganization approved by the Victory International Fund's shareholders. The merger was accomplished by a tax-free exchange of 3,720,765 Class A shares, and 1,423,906 Class C shares (valued at $9.88 per share, and $9.77 per share respectively) for the net assets of the Victory International Fund which aggregated $ 50,672,980, including $1,465,250 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $12,357,987,189.


8. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.





                                                          Semiannual Report | 33
page

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



8. REGULATORY MATTERS  (CONTINUED)

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.





34 |  Semiannual Report
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS


A Special Meeting of Shareholders of Templeton Funds, Inc. (the "Company") was held at the Company's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on December 15, 2003 and reconvened on January 14, 2004. The purpose of the meeting was to elect twelve Directors of the Company, and for Templeton World Fund and Templeton Foreign Fund (each a "Fund") and together, the "Funds"), each a series of the Company, to vote on the following Proposals and Sub-Proposals:
To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust, to approve amendments to certain of each Fund's fundamental investment restrictions (including eight Sub-Proposals) and to approve the elimination of certain of each Fund's fundamental investment policies and restrictions. At the meeting held on December 15, 2003, the following persons were elected by the shareholders to serve as Independent Directors of the
Company: Harris J. Ashton, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Betty P. Krahmer, Gordon S. Macklin, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. Nicholas F. Brady, Charles B. Johnson and Rupert H. Johnson were elected by the shareholders to serve as Interested Directors. At the reconvened meeting held on January 14, 2004, Shareholders approved amendments to certain of each Fund's fundamental investment restrictions (including eight Sub-Proposals) and the elimination of certain of each Fund's fundamental investment restrictions. The Agreement and Plan of Reorganization that provided for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust was not approved. No other business was transacted at the meetings.

The results of the voting at the meetings are as follows:

Proposal 1.       The election of Directors:

--------------------------------------------------------------------------------------------------------------------
                                                 % OF            % OF                         % OF          % OF
                                              OUTSTANDING       VOTED                      OUTSTANDING      VOTED
  NAME                           FOR            SHARES          SHARES        WITHHELD        SHARES       SHARES
--------------------------------------------------------------------------------------------------------------------
  Harris J. Ashton .......  921,784,744.074     55.931%        96.841%      30,069,431.717    1.825%       3.159%
  Frank J. Crothers ......  922,941,744.041     56.002%        96.963%      28,912,431.750    1.754%       3.037%
  S. Joseph Fortunato ....  921,536,770.158     55.916%        96.815%      30,317,405.633    1.840%       3.185%
  Edith E. Holiday .......  922,141,284.526     55.953%        96.878%      29,712,891.265    1.803%       3.122%
  Betty P. Krahmer .......  922,120,923.381     55.952%        96.876%      29,733,252.410    1.804%       3.124%
  Gordon S. Macklin ......  919,950,702.066     55.820%        96.648%      31,903,473.725    1.936%       3.352%
  Fred R. Millsaps .......  921,781,604.376     55.931%        96.841%      30,072,571.415    1.825%       3.159%
  Frank A. Olson .........  921,885,948.423     55.937%        96.852%      29,968,227.368    1.818%       3.148%
  Constantine D.
   Tseretopoulos .........  922,494,170.096     55.974%        96.915%      29,360,005.695    1.781%       3.085%
  Nicholas F. Brady ......  920,077,248.202     55.828%        96.662%      31,776,927.589    1.928%       3.338%
  Charles B. Johnson .....  921,934,947.866     55.940%        96.857%      29,919,227.925    1.815%       3.143%
  Rupert H. Johnson, Jr. .  922,312,771.073     55.963%        96.896%      29,541,404.718    1.792%       3.104%






                                                          Semiannual Report | 35
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


TEMPLETON WORLD FUND

Proposal 2.   To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware statutory trust:

-------------------------------------------------------------------------------------------------
                             SHARES VOTED        % OF OUTSTANDING SHARES      % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For ....................  205,986,169.412               46.36%                    76.50%
  Against ................   11,145,652.789                2.51%                     4.14%
  Abstain ................   17,845,723.640                4.02%                     6.63%
  Broker Non-Votes .......   34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL ..................  269,255,163.841               60.60%                   100.00%

Proposal 3.   To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

         Proposal 3a:  To amend the Fund's fundamental investment restriction regarding diversification of investments:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   198,075,490.497               44.58%                    73.56%
  Against ...................    17,078,193.176                3.84%                     6.34%
  Abstain ...................    19,823,862.168                4.46%                     7.36%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3b:  To amend the Fund's fundamental investment restriction regarding investments in real estate:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   196,144,571.180               44.14%                    72.85%
  Against ...................    18,708,344.423                4.21%                     6.95%
  Abstain ...................    20,124,630.238                4.53%                     7.47%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3c:  To amend the Fund's fundamental investment restriction regarding investments in commodities:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   193,706,578.502               43.60%                    71.94%
  Against ...................    20,874,505.430                4.70%                     7.75%
  Abstain ...................    20,396,461.909                4.59%                     7.58%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%






36 |  Semiannual Report
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


         Proposal 3d: To amend the Fund's fundamental investment restriction regarding underwriting:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   195,372,012.641               43.97%                    72.56%
  Against ...................    18,789,891.580                4.23%                     6.98%
  Abstain ...................    20,815,641.620                4.68%                     7.73%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3e:  To amend the Fund's fundamental investment restriction regarding issuing senior securities:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   194,482,896.567               43.77%                    72.23%
  Against ...................    19,627,049.440                4.42%                     7.29%
  Abstain ...................    20,867,599.834                4.70%                     7.75%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3f:  To amend the Fund's fundamental investment restriction regarding lending:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   193,332,019.187               43.51%                    71.80%
  Against ...................    21,001,905.408                4.73%                     7.80%
  Abstain ...................    20,643,621.246                4.65%                     7.67%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3g:  To amend the Fund's fundamental investment restriction regarding borrowing:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   192,945,793.887               43.42%                    71.66%
  Against ...................    21,324,278.313                4.80%                     7.92%
  Abstain ...................    20,707,473.641                4.66%                     7.69%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

         Proposal 3h:  To amend the Fund's fundamental investment restriction regarding industry concentration:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   196,197,703.544               44.16%                    72.87%
  Against ...................    18,130,780.473                4.08%                     6.73%
  Abstain ...................    20,649,061.824                4.65%                     7.67%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

                                                          Semiannual Report | 37
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


Proposal 4:   To approve the elimination of certain of the Fund's fundamental investment policies and restrictions:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   193,188,252.823               43.48%                    71.75%
  Against ...................    20,289,573.527                4.57%                     7.54%
  Abstain ...................    21,499,719.491                4.84%                     7.98%
  Broker Non-Votes ..........    34,277,618.000                7.71%                    12.73%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   269,255,163.841               60.60%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.

TEMPLETON FOREIGN FUND

Proposal 2.   To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a
              Delaware statutory trust:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   510,474,835.581               42.41%                    75.32%
  Against ...................    14,814,274.570                1.23%                     2.19%
  Abstain ...................    25,397,576.897                2.11%                     3.75%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

Proposal 3.   To approve amendments to certain of the Fund's fundamental investmentrestrictions (includes eight (8) Sub-Proposals):

         Proposal 3a:  To amend the Fund's fundamental investment restriction regarding diversification of investments:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   490,186,478.594               40.72%                    72.33%
  Against ...................    32,134,290.472                2.67%                     4.74%
  Abstain ...................    28,365,917.982                2.36%                     4.19%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

         Proposal 3b:  To amend the Fund's fundamental investment restriction regarding investments in real estate:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   473,774,405.994               39.36%                    69.91%
  Against ...................    48,254,203.467                4.01%                     7.12%
  Abstain ...................    28,658,077.587                2.38%                     4.23%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%




38 |  Semiannual Report
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


         Proposal 3c:  To amend the Fund's fundamental investment restriction regarding investments in commodities:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   470,466,666.697               39.08%                    69.42%
  Against ...................    51,398,329.224                4.27%                     7.58%
  Abstain ...................    28,821,691.127                2.39%                     4.25%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

         Proposal 3d:  To amend the Fund's fundamental investment restriction regarding underwriting:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   486,800,593.596               40.44%                    71.83%
  Against ...................    34,499,704.454                2.87%                     5.09%
  Abstain ...................    29,386,388.998                2.44%                     4.34%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

         Proposal 3e:  To amend the Fund's fundamental investment restriction regarding issuing senior securities:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   472,426,528.936               39.25%                    69.71%
  Against ...................    48,195,385.301                4.00%                     7.11%
  Abstain ...................    30,064,772.811                2.50%                     4.44%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

         Proposal 3f:  To amend the Fund's fundamental investment restriction regarding lending:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   477,164,806.541               39.64%                    70.41%
  Against ...................    43,560,024.543                3.62%                     6.43%
  Abstain ...................    29,961,855.964                2.49%                     4.42%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

         Proposal 3g:  To amend the Fund's fundamental investment restriction regarding borrowing:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   468,878,504.005               38.95%                    69.19%
  Against ...................    52,006,297.555                4.32%                     7.67%
  Abstain ...................    29,801,885.488                2.48%                     4.40%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

                                                          Semiannual Report | 39
page

Templeton Funds, Inc.
Templeton World Fund
Templeton Foreign Fund

SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)


         Proposal 3h:  To amend the Fund's fundamental investment restriction regarding industry concentration:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   492,392,791.708               40.91%                    72.66%
  Against ...................    28,612,437.757                2.38%                     4.22%
  Abstain ...................    29,681,457.583                2.47%                     4.38%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

Proposal 4:   To approve the elimination of certain of the Fund's fundamental investment policies and restrictions:

-------------------------------------------------------------------------------------------------
                                 SHARES VOTED        % OF OUTSTANDING SHARES    % OF VOTED SHARES
-------------------------------------------------------------------------------------------------
  For .......................   478,701,466.998               39.77%                    70.63%
  Against ...................    41,327,882.755                3.43%                     6.10%
  Abstain ...................    30,657,337.295                2.55%                     4.52%
  Broker Non-Votes ..........   127,025,346.182               10.55%                    18.74%
-------------------------------------------------------------------------------------------------
  TOTAL .....................   677,712,033.230               56.30%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.






40 |  Semiannual Report
page

Templeton Foreign Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 41
page

                       This page intentionally left blank.
page

                       This page intentionally left blank.
page

                       This page intentionally left blank.
page

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10



1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

page

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906





WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign Fund



INVESTMENT MANAGER
Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton Foreign Fund prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


104 S2004 04/04







ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date   April 30, 2004